UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:      811-07354

BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2004

Date of reporting period:      October 31, 2004

Item 1. Reports to Shareholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report
OCTOBER 31, 2004

BlackRock Investment Quality Municipal Trust (BKN)
BlackRock Municipal Income Trust (BFK)
BlackRock California Investment Quality Municipal Trust (RAA)
BlackRock California Municipal Income Trust (BFZ)
BlackRock Florida Investment Quality Municipal Trust (RFA)
BlackRock Florida Municipal Income Trust (BBF)
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
BlackRock New Jersey Municipal Income Trust (BNJ)
BlackRock New York Investment Quality Municipal Trust (RNY)
BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS
Letter to Shareholders	1
Trusts’ Summaries	2
Portfolios of Investments	12
Financial Statements
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	52
Report of Independent Registered Public Accounting Firm	57
Directors/Trustees Information	58
Dividend Reinvestment Plans	60
Additional Information	60

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2004

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2004.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[1]	Closing Market Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	6.05%	9.31%	$15.12	$15.71

BlackRock Municipal Income Trust (BFK)	6.93	10.66	14.05	14.26

BlackRock California Investment Quality Municipal Trust (RAA)	5.92	9.11	14.30	14.43

BlackRock California Municipal Income Trust (BFZ)	6.69	10.29	13.65	14.77

BlackRock Florida Investment Quality Municipal Trust (RFA)	5.94	9.14	14.30	15.02

BlackRock Florida Municipal Income Trust (BBF)	6.28	9.66	14.40	15.27

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.37	8.26	15.00	14.79

BlackRock New Jersey Municipal Income Trust (BNJ)	6.24	9.60	14.45	15.38

BlackRock New York Investment Quality Municipal Trust (RNY)	6.05	9.31	14.50	15.35

BlackRock New York Municipal Income Trust (BNY)	6.46	9.94	13.99	15.28

1Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of September 30, 2004, BlackRock managed over $20 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manages the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 10/31/04:	$15.12

Net Asset Value as of 10/31/04:	$15.71

Yield on Closing Market Price as of 10/31/04 ($15.12):[1]	6.05%

Current Monthly Distribution per Common Share:[2]	$0.076189

Current Annualized Distribution per Common Share:[2]	$0.914268

Leverage as of 10/31/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$15.12	$14.26	6.03%	$15.36	$13.09

NAV	$15.71	$15.28	2.81%	$16.08	$15.02

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

City, County & State	18%	12%

Industrial & Pollution Control	13	17

Lease Revenue	12	13

Hospital	11	11

Education	11	12

Transportation	8	10

Power	8	7

Tax Revenue	6	4

Water & Sewer	3	1

Housing	3	4

Tobacco	3	6

Other	4	3

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	44%	46%

AA/Aa	6	7

A	19	20

BBB/Baa	21	19

BB/Ba	2	3

Not Rated	8	5

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/04:	$14.05

Net Asset Value as of 10/31/04:	$14.26

Yield on Closing Market Price as of 10/31/04 ($14.05):[1]	6.93%

Current Monthly Distribution per Common Share:[2]	$0.081125

Current Annualized Distribution per Common Share:[2]	$0.973500

Leverage as of 10/31/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.05	$13.70	2.55%	$14.78	$12.36

NAV	$14.26	$13.87	2.81%	$14.92	$13.58

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Hospital	23%	22%

Industrial & Pollution Control	19	22

City, County & State	13	5

Transportation	8	8

Lease Revenue	7	8

Housing	7	10

Education	6	7

Water & Sewer	4	1

Tobacco	4	10

Tax Revenue	3	1

Power	1	1

Other	5	5

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	19%	15%

AA/Aa	4	4

A	32	27

BBB/Baa	32	44

BB/Ba	2	—

B	4	5

Not Rated	7	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/04:	$ 14.30

Net Asset Value as of 10/31/04:	$ 14.43

Yield on Closing Market Price as of 10/31/04 ($14.30):[1]	5.92%

Current Monthly Distribution per Common Share:[2]	$ 0.0706

Current Annualized Distribution per Common Share:[2]	$ 0.8472

Leverage as of 10/31/04:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$ 14.30	$ 14.03	1.92%	$ 14.50	$ 12.35

NAV	$ 14.43	$ 14.56	(0.89)%	$ 14.91	$ 13.93

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Lease Revenue	24%	17%

City, County & State	24	25

Transportation	14	24

Education	11	11

Tobacco	10	8

Industrial & Pollution Control	8	7

Power	7	6

Water & Sewer	2	2

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	36%	45%

AA/Aa	7	11

A	18	12

BBB/Baa	22	18

B	5	5

Not Rated	12	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/04:	$ 13.65

Net Asset Value as of 10/31/04:	$ 14.77

Yield on Closing Market Price as of 10/31/04 ($13.65):[1]	6.69%

Current Monthly Distribution per Common Share:[2]	$ 0.076074

Current Annualized Distribution per Common Share:[2]	$ 0.912888

Leverage as of 10/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$13.65	$13.21	3.33%	$14.18	$12.08

NAV	$14.77	$13.97	5.73%	$15.08	$13.71

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

City, County & State	22%	15%

Lease Revenue	14	13

Transportation	12	11

Tobacco	11	10

Education	10	10

Hospital	9	9

Power	7	7

Housing	6	16

Industrial & Pollution Control	2	1

Tax Revenue	—	1

Other	7	7

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	28%	30%

AA/Aa	3	—

A	33	31

BBB/Baa	24	20

BB/Ba	—	1

B	1	—

Not Rated[5]	11	18

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2004, the market value of these securities was $8,107,293, representing 2.3% of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/04:	$14.30

Net Asset Value as of 10/31/04:	$15.02

Yield on Closing Market Price as of 10/31/04 ($14.30):[1]	5.94%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 10/31/04:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.30	$14.47	(1.17)%	$15.95	$13.12

NAV	$15.02	$15.39	(2.40)%	$15.46	$14.66

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Tax Revenue	20%	21%

Education	16	23

Transportation	16	14

City, County & State	14	9

Hospital	12	4

Lease Revenue	10	9

Power	6	14

Housing	5	5

Water & Sewer	1	1

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	61%	72%

AA/Aa	—	4

A	11	7

BBB/Baa	16	13

BB/Ba	3	—

Not Rated	9	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/04:	$14.40

Net Asset Value as of 10/31/04:	$15.27

Yield on Closing Market Price as of 10/31/04 ($14.40):[1]	6.28%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 10/31/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.40	$13.36	7.78%	$14.75	$12.59

NAV	$15.27	$14.68	4.02%	$15.61	$14.42

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

City, County & State	34%	31%

Hospital	19	22

Water & Sewer	8	8

Power	8	8

Education	7	7

Housing	6	6

Tax Revenue	6	5

Lease Revenue	5	5

Tobacco	3	4

Transportation	3	3

Industrial & Pollution Control	1	1

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	22%	19%

AA/Aa	40	42

A	9	13

BBB/Baa	13	11

BB/Ba	2	—

Not Rated[5]	14	15

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2004, the market value of these securities was $1,745,869, representing 1.1% of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/04:	$15.00

Net Asset Value as of 10/31/04:	$14.79

Yield on Closing Market Price as of 10/31/04 ($15.00):[1]	5.37%

Current Monthly Distribution per Common Share:[2]	$0.067148

Current Annualized Distribution per Common Share:[2]	$0.805776

Leverage as of 10/31/04:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$15.00	$14.80	1.35%	$15.61	$12.85

NAV	$14.79	$14.90	(0.74)%	$15.39	$14.44

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Transportation	34%	32%

Hospital	11	15

Education	11	11

Industrial & Pollution Control	6	4

Water & Sewer	6	5

City, County & State	6	5

Resource Recovery	5	5

Tax Revenue	5	5

Housing	5	1

Tobacco	5	4

Power	—	8

Other	6	5

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	56%	64%

AA/Aa	11	10

A	11	10

BBB/Baa	18	7

B	4	4

Not Rated	—	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/04:	$14.45

Net Asset Value as of 10/31/04:	$15.38

Yield on Closing Market Price as of 10/31/04 ($14.45):[1]	6.24%

Current Monthly Distribution per Common Share:[2]	$0.075108

Current Annualized Distribution per Common Share:[2]	$0.901296

Leverage as of 10/31/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.45	$14.04	2.92%	$15.12	$12.72

NAV	$15.38	$14.59	5.41%	$15.68	$14.33

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Hospital	23%	21%

City, County & State	12	7

Transportation	11	14

Lease Revenue	11	15

Tobacco	9	9

Housing	9	16

Tax Revenue	5	2

Industrial & Pollution Control	5	3

Education	5	3

Water & Sewer	—	1

Other	10	9

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	25%	32%

AA/Aa	—	5

A	29	20

BBB/Baa	44	31

B	2	3

Not Rated	—	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/04:	$14.50

Net Asset Value as of 10/31/04:	$15.35

Yield on Closing Market Price as of 10/31/04 ($14.50):[1]	6.05%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.877500

Leverage as of 10/31/04:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$14.50	$14.18	2.26%	$14.92	$12.93

NAV	$15.35	$15.34	0.07%	$15.79	$14.81

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Education	20%	33%

City, County & State	18	19

Tax Revenue	13	8

Water & Sewer	12	7

Industrial & Pollution Control	11	10

Lease Revenue	8	11

Housing	8	3

Hospital	4	3

Transportation	4	—

Tobacco	2	2

Power	—	4

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	31%	37%

AA/Aa	33	26

A	21	25

BBB/Baa	6	5

BB/Ba	5	4

Caa	4	3

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2004
BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/04:	$13.99

Net Asset Value as of 10/31/04:	$15.28

Yield on Closing Market Price as of 10/31/04 ($13.99):[1]	6.46%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 10/31/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/04	10/31/03	Change	High	Low

Market Price	$13.99	$13.45	4.01%	$14.82	$12.38

NAV	$15.28	$14.76	3.52%	$15.73	$14.25

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2004	October 31, 2003

Transportation	17%	17%

Lease Revenue	13	19

Industrial & Pollution Control	12	10

Education	12	9

Tobacco	10	11

Housing	7	8

Tax Revenue	7	4

City, County & State	6	6

Hospital	5	5

Water & Sewer	4	4

Other	7	7

Credit Quality Allocations[4]

Credit Rating	October 31, 2004	October 31, 2003

AAA/Aaa	24%	23%

AA/Aa	19	23

A	26	25

BBB/Baa	27	19

BB/Ba	1	—

CCC/Caa	3	3

Not Rated	—	7

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Investment Quality Municipal Trust (BKN)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		LONG-TERM INVESTMENTS—151.0%
		Alabama—5.9%
AAA	$14,000	Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10	@ 101	$15,522,360

		Alaska—2.4%
AAA	6,015	Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05	@ 102	6,226,668

		California—20.7%
A	5,770	California, GO, 5.625%, 5/01/18	05/10	@ 101	6,511,157
BBB	3,495	Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10	@ 101	3,532,536
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	13,000	5.50%, 6/01/43	06/13	@ 100	13,663,650
A-	6,900	5.625%, 6/01/38	06/13	@ 100	7,312,413
AAA	10,945	Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13	@ 53.632	3,752,493
AAA	15,460	Los Angeles Cnty., Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call		17,293,401
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	795	5.90%, 9/01/28	09/10	@ 102	806,361
NR	1,485	5.95%, 9/01/35	09/10	@ 102	1,506,176

					54,378,187

		Colorado—0.9%
AAA	2,250[3]	E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A		2,410,875

		Connecticut—1.6%
Baa3	3,000	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09	@ 101	3,066,210
BBB-	1,140	Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 5.25%, 1/01/33	01/14	@ 100	1,145,084

					4,211,294

		District of Columbia—1.8%
BBB	4,960	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call		4,684,075

		Florida—9.1%
NR	2,135	Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13	@ 101	2,175,074
NR	3,700	Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum, Ser. A, 7.125%, 4/01/30	10/10	@ 101	4,037,921
BB	4,755	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14	@ 100	5,064,313
NR	2,515	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12	@ 101	2,553,756
NR	10,000	Village Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13	@ 100	10,119,800

					23,950,864

		Georgia—5.6%
AAA	12,785	Atlanta Wtr. and Wstwtr., 5.00%, 11/01/43, FSA	11/14	@ 100	13,031,111
BBB	1,500	Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn., 6.00%, 9/01/33	09/14	@ 101	1,569,675

					14,600,786

		Hawaii—1.1%
AAA	2,500	Hawaii Dept. of Budget & Fin., Hawaiian Elec. Co. Inc., Ser. D, 6.15%, 1/01/20, AMBAC	01/09	@ 101	2,824,750

		Illinois—16.1%
NR	1,920	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call		1,924,186
AAA	3,500	Chicago, GO, Ser. A, 5.00%, 1/01/34, MBIA	01/13	@ 100	3,575,425
		Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	8,960 [3]	5.75%, 12/01/07	N/A		10,086,182
AAA	1,040	5.75%, 12/01/27	12/07	@ 102	1,150,604
AAA	5,000	Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM		6,611,800
		Illinois Edl. Fac. Auth., FGIC,
AAA	4,000	5.45%, 7/01/14	11/04	@ 101	4,057,120
AAA	5,000	5.70%, 7/01/13	11/04	@ 101	5,073,850
AA+	5,800	Illinois Fin. Auth., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14	@ 100	6,023,590
AAA	3,540	O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14	@ 100	3,639,085

					42,141,842

		Indiana—4.0%
BBB	10,000	Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call		10,497,400

		Kentucky—2.4%
AAA	15,715	Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call		6,179,295

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Louisiana—3.5%
AAA	$4,640		New Orleans, GO, 5.875%, 11/01/29, FSA	11/09	@ 100	$5,162,139
BBB	4,460		Tobacco Settlement Fin. Corp., Ser. B, 5.875%, 5/15/39	05/11	@ 101	3,907,852

						9,069,991

			Maryland—0.7%
BBB	1,740		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14	@ 100	1,775,966

			Michigan—1.6%
BB+	4,000	[4]	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07	@ 101	4,167,360

			Missouri—1.6%
			Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
BBB-	2,000		5.25%, 12/01/14	12/08	@ 102	1,993,360
BBB-	2,500		5.25%, 12/01/26	12/08	@ 102	2,254,525

						4,247,885

			Nevada—0.4%
AAA	1,000		Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14	@ 100	1,020,210

			New Jersey—6.7%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., GO, Ser. B, 5.70%, 1/01/22, FSA	01/10	@ 100	2,236,560
BBB	7,000		New Jersey Econ. Dev. Auth., Cigarette Tax Rev., 5.75%, 6/15/29	06/14	@ 100	7,190,120
AAA	7,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A		8,140,650

						17,567,330

			New Mexico—0.7%
AAA	1,945		Farmington PCR, So. California Edison Co., Ser. A, 5.875%, 6/01/23, MBIA	11/04	@ 101	1,971,296

			New York—12.7%
			New York City, GO,
A+	4,140		Ser. A, 6.00%, 8/01/05	No Opt. Call		4,264,117
A	4,805	[5]	Ser. E, 6.50%, 2/15/06	ETM		5,084,988
A+	2,195	[5]	Ser. E, 6.50%, 2/15/06	No Opt. Call		2,313,113
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	4,000		6.00%, 1/01/08	11/04	@ 102	4,069,960
A-	1,000		6.00%, 1/01/15	11/04	@ 102	1,017,490
			New York City Transl. Fin. Auth., Ser. B,
AAA	8,145	[3]	6.00%, 5/15/10	N/A		9,546,754
AA+	1,855		6.00%, 11/15/21	05/10	@ 101	2,133,788
			New York Dorm. Auth., Univ. of Rochester, Ser. A, MBIA,
AAA	2,030		Zero Coupon, 7/01/23	07/10	@ 101	1,599,011
AAA	1,865		Zero Coupon, 7/01/21	07/10	@ 101	1,481,295
A+	1,955		New York Hsg. Fin. Agcy., Hlth. Fac. of New York City, Ser. A, 6.375%, 11/01/04	No Opt. Call		1,955,000

						33,465,516

			North Carolina—2.2%
AAA	5,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call		5,712,350

			Ohio—3.8%
			Cuyahoga Cnty.,
A1	3,485		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/20	07/13	@ 100	3,923,866
A1	5,000		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/21	07/13	@ 100	5,606,500
AAA	335		Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM		355,753

						9,886,119

			Oregon—1.7%
BB+	4,300		Klamath Falls Elec., Klamath Cogen, 5.50%, 1/01/07	No Opt. Call		4,399,889

			Pennsylvania—5.0%
			McKeesport Area Sch. Dist., FGIC,
AAA	870		Zero Coupon, 10/01/31	ETM		226,826
AAA	2,435		Zero Coupon, 10/01/31	No Opt. Call		600,666
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	2,000		6.25%, 11/01/31	05/11	@ 101	2,091,100
A3	3,100		6.375%, 11/01/41	05/11	@ 101	3,245,390
A	2,750		Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.875%, 1/01/15	01/06	@ 101	2,858,928
AAA	4,000		Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog., 5.50%, 6/15/20, FGIC	06/06	@ 100	4,207,120

						13,230,030

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Rhode Island—0.8%
AAA	$2,000		Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07	@ 102	$2,155,620

			South Carolina—3.3%
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	2,185		Ser. A, 6.25%, 8/01/31	08/13	@ 100	2,311,708
BBB	4,000		Ser. C, 6.875%, 8/01/27	08/13	@ 100	4,427,960
BBB	2,090		Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/30	No Opt. Call		1,949,322

						8,688,990

			Tennessee—5.1%
Baa1	7,800		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	11/04	@ 102	8,004,906
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10	@ 101	5,380,496

						13,385,402

			Texas—10.7%
BBB	4,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13	@ 101	4,581,908
			Dallas Cnty. Util. & Cap. Reclam. Dist., Ser. A, AMBAC,
AAA	6,085		Zero Coupon, 2/15/19	02/05	@ 44.538	2,685,615
AAA	3,800		Zero Coupon, 2/15/20	02/05	@ 41.799	1,573,352
AAA	6,000		Grapevine, GO, 5.875%, 8/15/24, FGIC	08/10	@ 100	6,789,420
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30	@ 61.166	727,250
AAA	1,250		Northside Indpt. Sch. Dist., Ser. A, 5.00%, 2/15/32	02/12	@ 100	1,269,713
Baa1	6,320		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11	@ 102	6,265,711
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12	@ 32.807	3,133,350
AA+	1,000		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10	@ 100	1,125,940

						28,152,259

			Utah—1.2%
			Intermountain Pwr. Agcy., Pwr. Sply. Rev.,
AAA	1,950		5.00%, 7/01/13, AMBAC	ETM		1,957,761
A+	1,145		Ser. B, 5.00%, 7/01/16	ETM		1,148,469

						3,106,230

			Washington—7.5%
			Washington, GO,
Aa1	4,000		Ser. A, 5.375%, 7/01/21	07/06	@ 100	4,136,840
Aa1	1,000		Ser. B, 6.00%, 1/01/25	01/10	@ 100	1,124,850
AAA	13,395		Washington Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06	@ 102	14,417,440

						19,679,130

			Wisconsin—1.3%
A-	3,220		Wisconsin Hlth. & Edl. Facs. Auth., Aurora Hlth. Care, 6.40%, 4/15/33	04/13	@ 100	3,518,816

			Wyoming—4.0%
A3	10,000		Sweetwater Cnty. PCR, Idaho Pwr. Co. Proj., Ser. A, 6.05%, 7/15/26	07/06	@ 102	10,574,400

			Multi-State—4.9%
Baa1	7,000	[6]	Charter Mac Equity Issuer Trust, Ser. B, Zero Coupon, 11/30/50	11/10	@ 100	8,101,660
Baa1	4,000	[6]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10	@ 100	4,729,120

						12,830,780

			Total Long-Term Investments (cost $365,778,575)			396,233,965

			SHORT-TERM INVESTMENTS—5.1%
			New York—1.2%
A1+	3,100	[7]	New York City Transl. Fin. Auth., Ser. A-1, 1.75%, 11/03/04, FRWD	N/A		3,100,000

			Puerto Rico—0.1%
A-1	400	[7]	Puerto Rico Gov’t. Dev. Bank, 1.70%, 11/03/04, MBIA, FRWD	N/A		400,000

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—3.8%
10,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$10,000,000

	Total Short-Term Investments (cost $13,500,000)	13,500,000

	Total Investments—156.1% (cost $379,278,575)	$409,733,965
	Liabilities in excess of other assets—(0.2)%	(625,385)
	Preferred shares at redemption value, including dividends payable—(55.9)%	(146,633,612)

	Net Assets Applicable to Common Shareholders—100%	$262,474,968

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	See Note 7 of Notes to Financial Statements.

[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 4.9% of its net assets, with a current market value of $12,830,780, in securities restricted as to resale.

[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of October 31, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Company	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Municipal Income Trust (BFK)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		LONG-TERM INVESTMENTS—157.1%
		Alabama—6.3%
Baa2	$7,000	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05	@ 102	$7,252,070
A2	15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12	@ 101	15,832,500
BBB	15,000	Phenix Cnty. Indl. Dev. Brd., Env. Impvt. Rev., Ser. A, 6.35%, 5/15/35	05/12	@ 100	15,834,300

					38,918,870

		Arizona—1.2%
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care, 5.80%, 12/01/31	12/11	@ 101	7,368,830

		California—21.7%
A	5,000	California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13	@ 100	5,208,800
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635	Zero Coupon, 1/15/32	01/10	@ 27.37	10,727,036
BBB	20,535	Zero Coupon, 1/15/34	01/10	@ 24.228	3,566,724
BBB	75,000	Zero Coupon, 1/15/38	01/10	@ 19.014	10,183,500
		Golden St. Tobacco Sec. Corp.,
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	9,649,500
A-	30,600	Ser. B, 5.50%, 6/01/43	06/13	@ 100	32,162,130
A-	16,500	Ser. B, 5.625%, 6/01/38	06/13	@ 100	17,486,205
NR	3,500	Lincoln, Spl. Tax, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13	@ 102	3,544,135
		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
B-	20,055	Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12	@ 102	18,176,047
AAA	13,320	Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC	01/12	@ 100	13,804,582
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14	@ 100	5,085,250
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	1,870	5.90%, 9/01/28	09/10	@ 102	1,896,722
NR	3,510	5.95%, 9/01/35	09/10	@ 102	3,560,053

					135,050,684

		Colorado—0.6%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11	@ 100	3,568,145

		Connecticut—5.0%
A3	5,950	Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. A, 5.85%, 9/01/28	10/08	@ 102	6,293,017
		Mohegan Tribe Indians, Pub. Impvt. Priority Dist.,
BBB-	2,730	5.25%, 1/01/33	01/14	@ 100	2,742,176
BBB-	20,940	6.25%, 1/01/31	01/11	@ 101	22,135,255

					31,170,448

		District of Columbia—6.0%
		District of Columbia,
A	2,390	Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14	@ 100	2,410,195
		Georgetown Univ., Ser. A, MBIA,
AAA	15,600	Zero Coupon, 4/01/36	04/11	@ 22.875	2,503,800
AAA	51,185	Zero Coupon, 4/01/37	04/11	@ 21.546	7,724,840
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11	@ 101	24,897,902

					37,536,737

		Florida—12.5%
NR	3,000	Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14	@ 101	3,075,930
NR	4,000	Bellalago Edu. Fac., Benefits Dist., Ser. B, 5.80%, 5/01/34	5/14	@ 100	3,974,840
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14	@ 101	2,046,500
Baa2	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06	@ 102	4,775,122
NR	2,000	Heritage Isle at Viera Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	5/12	@ 101	2,006,880
A	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11	@ 101	10,406,757
BBB-	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04	@ 102	9,196,380
BB	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14	@ 100	12,445,109
NR	3,705	Parkway Ctr. Cmnty. Dev. Dist., Ser. A, 6.30%, 5/01/34	05/14	@ 101	3,742,532
NR	5,945	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12	@ 101	6,036,612
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14	@ 100	4,056,308
NR	10,000	Village Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13	@ 100	10,119,800

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		Florida—(cont’d)
		World Commerce Cmnty. Dev. Dist.,
NR	$4,000	Ser. A-1, 6.50%, 5/01/36	05/14	@ 101	$4,056,880
NR	1,750	Ser. A-2, 6.125%, 5/01/35	05/14	@ 101	1,771,998

					77,711,648

		Georgia—6.4%
		Atlanta Wtr. and Wstwtr., FSA,
AAA	10,000	5.00%, 11/01/37	11/14	@ 100	10,272,800
AAA	25,080	5.00%, 11/01/43	11/14	@ 100	25,562,790
BBB	4,000	Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12	@ 101	4,190,560

					40,026,150

		Idaho—2.9%
AAA	16,970	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11	@ 100	17,819,349

		Illinois—18.4%
		Bolingbrook, Ser. B, FGIC,
AAA	7,120	Zero Coupon, 1/01/33	No Opt. Call		1,583,275
AAA	14,085	Zero Coupon, 1/01/34	No Opt. Call		2,968,977
NR	4,630	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call		4,640,093
AAA	2,480	Chicago, GO, Ser. A, 5.00%, 1/01/34, MBIA	01/13	@ 100	2,533,444
		Illinois Dev. Fin. Auth.,
A	7,145 [3]	Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09	@ 101	7,470,669
A2	25,000	PCR, Ser. C, 5.95%, 8/15/26	12/06	@ 101	25,797,500
		Illinois Edl. Facs. Auth.,
BBB	10,000	Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30	05/12	@ 101	10,264,700
BBB	7,000	Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07	@ 100	7,158,340
AA+	20,000	Univ. of Chicago, Ser. A, 5.25%, 7/01/41	07/11	@ 101	20,726,600
AA+	3,700	Illinois Fin. Auth., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14	@ 100	3,842,635
		Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
A2	5,000	5.50%, 1/01/22	01/13	@ 100	5,224,000
A2	6,000	5.625%, 1/01/28	01/13	@ 100	6,236,760
AAA	40,000	Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., Ser. A,
		Zero Coupon, 12/15/34, MBIA	No Opt. Call		8,226,800
AAA	7,645	O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14	@ 100	7,858,984

					114,532,777

		Indiana—7.1%
A+	9,000	Indiana Hlth. Fac. Fin. Auth., Methodist Hosp. Inc., 5.50%, 9/15/31	09/11	@ 100	9,178,830
BBB	7,500	Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call		7,873,050
		Petersburg, PCR, Pwr. & Lt. Conv.,
BBB	10,000	5.90%, 12/01/24	08/11	@ 102	10,480,300
BBB	16,000	5.95%, 12/01/29	08/11	@ 102	16,692,320

					44,224,500

		Kentucky—1.5%
AAA	9,060	Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11	@ 100	9,226,251

		Louisiana—4.7%
		Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425	Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call		24,425,571
Baa1	4,605	Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13	@ 102	4,657,635

					29,083,206

		Maryland—0.7%
BBB	4,205	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14	@ 100	4,291,917

		Michigan—2.9%
AA	17,210	Kent Hosp. Fin. Auth., Spectrum Hlth., Ser. A, 5.50%, 1/15/31	07/11	@ 101	17,988,925

		Mississippi—3.1%
A	18,680	Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11	@ 100	19,505,282

		Nevada—0.4%
AAA	2,235	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14	@ 100	2,280,169

		New Hampshire—0.6%
A+	3,500	New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11	@ 101	3,676,330

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		New Jersey—8.5%
		New Jersey Econ. Dev. Auth.,
BBB	$18,500	Cigarette Tax Rev., 5.75%, 6/15/29	06/14	@ 100	$19,002,460
B	31,410	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	24,515,819
Baa3	8,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call		9,141,040

					52,659,319

		New York—2.2%
AAA	5,375	Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj. B, 5.00%, 6/15/31	06/12	@ 100	5,543,184
AAA	7,115	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12	@ 100	7,320,125
AAA	750	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14	@ 100	775,815

					13,639,124

		Ohio—3.1%
Baa2	14,500	Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07	@ 102	15,099,285
NR	3,760	Pinnacle Cmnty. Infrastructure, Fin. Auth., Ohio Facs., Ser. A, 6.25%, 12/01/36	12/14	@ 101	3,847,082

					18,946,367

		Pennsylvania—4.6%
A3	6,500	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11	@ 101	6,804,850
		Pennsylvania Higher Edl. Facs. Auth.,
BBB+	4,000	La Salle Univ., 5.50%, 5/01/34	05/13	@ 100	4,106,960
A	17,250	Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22	01/06	@ 101	17,882,730

					28,794,540

		South Carolina—5.0%
		Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000	5.50%, 11/01/32	11/13	@ 100	5,162,100
A	10,000	5.75%, 11/01/28	11/13	@ 100	10,599,800
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	5,075	Ser. A, 6.25%, 8/01/31	08/13	@ 100	5,369,299
BBB	9,000	Ser. C, 6.875%, 8/01/27	08/13	@ 100	9,962,910

					31,094,109

		Tennessee—1.5%
AAA	20,825	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/20, FSA .	01/13	@ 67.474	9,402,071

		Texas—14.1%
		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C,
BBB	6,860	5.75%, 5/01/36	No Opt. Call		7,451,195
BBB	945	6.75%, 10/01/38	10/13	@ 101	1,006,954
AAA	3,805	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11	@ 100	3,868,163
		Harris Cnty. Houston Sports Auth., MBIA,
AAA	12,580	Ser. A, Zero Coupon, 11/15/38	11/30	@ 61.166	1,829,761
AAA	26,120	Ser. A-3, Zero Coupon, 11/15/37	11/24	@ 46.545	3,895,276
AAA	5,000	Ser. H, Zero Coupon, 11/15/35	11/31	@ 78.178	844,750
AAA	2,950	Northside Indpt. Sch. Dist., Ser. A, 5.00%, 2/15/32	02/12	@ 100	2,996,522
BBB+	4,450	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 5.75%, 11/01/11	No Opt. Call		4,805,555
		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
Baa1	6,010	5.80%, 11/01/26	11/11	@ 102	5,958,374
CC	4,435	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12	@ 102	1,330,500
Baa1	18,605	Arborstone/Baybrook Oaks, Ser. A, 5.85%, 11/01/31	11/11	@ 102	18,341,739
BB-	6,480	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12	@ 102	6,059,124
		Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000	Zero Coupon, 8/15/32	08/12	@ 30.846	6,872,600
AAA	62,325	Zero Coupon, 8/15/33	08/12	@ 28.997	11,447,233
AAA	65,040	Zero Coupon, 8/15/34	08/12	@ 27.31	11,225,253

					87,932,999

		Virginia—0.3%
AAA	8,105	Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12	@ 34.99	1,881,171

		Washington—0.4%
A-	2,190	Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23	01/07	@ 103	2,319,736

		West Virginia—1.7%
BBB	8,000	Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25	04/05	@ 102	8,286,800
AAA	2,070	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14	@ 100	2,140,628

					10,427,428

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Wisconsin—6.1%
			Wisconsin Hlth. & Edl. Facs. Auth.,
BBB+	$7,500		Aurora Hlth. Care, 6.40%, 4/15/33	04/13	@ 100	$8,196,000
A+	13,750		Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11	@ 101	14,020,600
A	15,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12	@ 101	15,797,700

						38,014,300

			Multi-State—7.6%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 6.625%, 6/30/49	06/09	@ 100	1,101,560
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	11,967,450
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	10/14	@ 100	18,284,480
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	7,250,100
A3	8,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09	@ 100	8,896,320

						47,499,910

			Total Long-Term Investments (cost $940,674,471)			976,591,292

			SHORT-TERM INVESTMENTS—2.3%
			Kansas—0.7%
A1+	3,960[5]		Kansas Dept. Transp. Hwy., Ser. B-1, 1.69%, 11/01/04, FRDD	N/A		3,960,000

	Shares
	(000)

			Money Market Fund—1.6%
	10,150		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A		10,150,000

			Total Short-Term Investments (cost $14,110,000)			14,110,000

			Total Investments—159.4% (cost $954,784,471)			$990,701,292
			Other assets in excess of liabilities—1.0%			6,151,088
			Preferred shares at redemption value, including dividends payable—(60.4)%			(375,204,239)

			Net Assets Applicable to Common Shareholders—100%			$621,648,141

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 7.6% of its net assets, with a current market value of $47,499,910, in securities restricted as to resale.

[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of October 31, 2004.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock California Investment Quality Municipal Trust (RAA)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—119.0%
			California—111.3%
			California, GO,
A	$960	[3,4]	5.75%, 3/01/05	N/A		$982,329
A	40		5.75%, 3/01/19	03/05	@ 101	40,932
BBB	1,000		California Cnty. Tobacco Sec. Agcy., Ser. B, 6.00%, 6/01/29	06/12	@ 100	921,650
			California Edl. Facs. Auth., MBIA,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06	N/A		817,653
AAA	505		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07	@ 102	533,861
			California Pub. Wks. Brd., Lease Rev., Ser. A,
A-	1,000	[3]	Dept. of Corrections., 6.875%, 11/01/04	N/A		1,020,000
A-	1,000		St. Univ. Proj., 6.10%, 10/01/06	11/04	@ 102	1,024,900
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	600		5.50%, 6/01/43	06/13	@ 100	630,630
A-	400		5.625%, 6/01/38	06/13	@ 100	423,908
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07	@ 102	1,113,460
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A		1,077,420
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06	@ 101	1,231,500
B-	945	[5]	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. B, 7.50%, 12/01/24	12/12	@ 102	858,155
NR	1,000	[5]	Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6, 5.60%, 9/01/33	09/10	@ 102	999,910
BBB+	1,000		Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/09	07/06	@ 102	1,079,890
NR	1,000	[5]	San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12	@ 102	1,001,380
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	11/04	@ 101	506,770
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06	@ 101	159,269
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	11/04	@ 100	40,144
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07	@ 102	549,345
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12	@ 100	750,888
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07	@ 101	400,033

						16,164,027

			Puerto Rico—7.7%
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		855,491
BBB+	255		5.50%, 8/01/29	02/12	@ 100	269,147

						1,124,638

			Total Long-Term Investments (cost $16,425,016)			17,288,665

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.6%
700	AIM Tax Free Investment Co. Cash Reserve Portfolio	$700,000
700	SSgA Tax Free Money Mkt. Fund	700,000

	Total Money Market Funds (cost $1,400,000)	1,400,000

	Total Investments—128.6% (cost $17,825,016)	$18,688,665
	Other assets in excess of liabilities—23.0%	3,341,178
	Preferred shares at redemption value, including dividends payable—(51.6)%	(7,501,275)

	Net Assets Applicable to Common Shareholders—100%	$14,528,568

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[5]	See Note 7 of Notes to Financial Statements.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock California Municipal Income Trust (BFZ)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		LONG-TERM INVESTMENTS—157.6%
		California—132.2%
		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$24,500	Zero Coupon, 9/01/31	No Opt. Call		$5,774,405
AAA	6,070	Zero Coupon, 9/01/32	No Opt. Call		1,351,789
		California, GO,
A	10,000	5.50%, 11/01/33	11/13	@ 100	10,659,500
AAA	5,500	Ser. BZ, 5.35%, 12/01/21, MBIA	06/07	@ 101	5,603,565
AAA	5,000	Ser. BZ, 5.375%, 12/01/24, MBIA	06/07	@ 101	5,067,050
		California Cnty. Tobacco Sec. Agcy.,
BBB	6,000	Fresno Cnty. Fdg. Corp., 6.00%, 6/01/35	06/12	@ 100	5,349,480
BBB	6,000	Kern Cnty. Corp., Ser. B, 6.25%, 6/01/37	06/12	@ 100	5,532,420
BBB	5,000	Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12	@ 100	4,340,700
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A2	4,000 [3]	5.375%, 5/01/21	05/12	@ 101	4,366,960
A2	6,000	5.375%, 5/01/22	05/12	@ 101	6,513,960
AAA	10,000	California Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32	06/11	@ 101	10,549,600
		California Hlth. Facs. Fin. Auth., Ser. A,
A	3,000	Insured Hlth. Facs. Valleycare, 5.375%, 5/01/27	05/12	@ 100	3,136,410
AAA	4,890	Kaiser Proj., 5.40%, 5/01/28	ETM		5,068,681
		California Infrastructure & Econ. Dev.,
AAA	20,035	Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13	@ 100	20,619,221
A	15,250	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11	@ 101	15,607,002
A	13,500	Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31	08/11	@ 102	14,080,500
BBB+	4,000	California Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc. Proj., Ser. C,
		5.25%, 6/01/23	No Opt. Call		4,262,040
AA-	10,000	California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42	08/12	@ 100	10,411,700
AAA	6,000	El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11	@ 100	6,291,180
		Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485	Zero Coupon, 12/01/29	12/11	@ 37.373	1,884,947
AAA	7,485	Zero Coupon, 12/01/30	12/11	@ 35.365	1,780,382
AAA	7,485	Zero Coupon, 12/01/31	12/11	@ 33.465	1,682,853
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000	Zero Coupon, 1/15/33	01/10	@ 25.78	924,350
BBB	5,000	Zero Coupon, 1/15/34	01/10	@ 24.228	868,450
BBB	13,445	Zero Coupon, 1/15/35	01/10	@ 22.819	2,196,913
BBB	1,000	Zero Coupon, 1/15/38	01/10	@ 19.014	135,780
BBB	10,030	5.75%, 1/15/40	01/10	@ 101	10,137,722
		Golden St. Tobacco Sec. Corp.,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	1,929,900
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13	@ 100	986,800
A-	10,200	Ser. B, 5.50%, 6/01/43	06/13	@ 100	10,720,710
A-	5,800	Ser. B, 5.625%, 6/01/38	06/13	@ 100	6,146,666
NR	5,000	Irvine Mobile Home Park, Meadows Mobile Home Park, Ser. A, 5.70%, 3/01/28	03/08	@ 102	4,961,300
A3	7,700	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12	@ 102	8,259,482
		Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	2,855	5.90%, 6/01/27	06/13	@ 100	2,878,782
NR4	5,140	6.00%, 6/01/35	06/13	@ 100	5,228,511
B-	4,110	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12	@ 102	3,724,934
BBB	1,000	Palm Springs Mobile Home Park, Sahara Mobile Home Park, 5.625%, 5/15/26	05/12	@ 102	1,032,640
NR	4,000	Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13	@ 100	4,220,880
AAA	15,500	Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj., 5.125%, 9/01/30, MBIA .	09/11	@ 100	15,979,260
AAA	1,905	Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call		456,952
AAA	6,500	San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11	@ 100	6,741,540
		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South,
NR	1,775	6.125%, 8/01/31	08/09	@ 102	1,816,571
NR	7,500	6.25%, 8/01/33	08/11	@ 101	7,735,650
		San Jose Multi-Fam. Hsg.,
AAA	2,880	Lenzen Hsg., Ser. B, 5.45%, 2/20/43	08/11	@ 102	2,969,050
AAA	4,225	Vlgs. Pkwy. Sr. Apts., Ser. D, 5.50%, 4/01/34	04/11	@ 100	4,339,455

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			California—(cont’d)
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg., Ser. A,
NR	$6,250		Blossom River Apts., 6.50%, 9/01/39	03/08	@ 102	$6,081,500
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31	02/12	@ 101	1,750,775
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41	02/12	@ 101	1,265,418
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr., 5.85%, 11/15/32	11/10	@ 102	3,132,072
BBB	5,345		Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%, 6/01/41	06/11	@ 100	4,291,020
			Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
BBB	7,000		5.50%, 6/01/36	06/12	@ 100	5,791,240
BBB	11,500		5.625%, 6/01/43	06/12	@ 100	9,594,680
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13	@ 100	2,100,020
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13	@ 102	2,342,298
A2	2,000		Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	04/08	@ 100	2,060,600

						292,736,266

			Puerto Rico—15.0%
			Puerto Rico, Public Impvt., Ser. A,
A-	1,850		5.00%, 7/01/29	07/14	@ 100	1,891,718
A-	3,150		5.00%, 7/01/34	07/14	@ 100	3,211,204
A-	10,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12	@ 101	10,446,900
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	10,000	[5]	5.70%, 2/01/10	N/A		11,399,600
BBB+	5,750	[5]	5.75%, 2/01/07	N/A		6,214,140

						33,163,562

			Multi-State—10.4%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	7,615,650
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	4,461,600
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 6.30%, 6/30/49	06/09	@ 100	7,563,360
Baa1	3,000	[6]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	3,342,360

						22,982,970

			Total Investments—157.6% (cost $336,663,830)			$348,882,798
			Other assets in excess of liabilities—2.0%			4,454,021
			Preferred shares at redemption value, including dividends payable—(59.6)%			(131,966,087)

			Net Assets Applicable to Common Shareholders—100%			$221,370,732

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 10.4% of its net assets, with a current market value of $22,982,970, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—115.6%
			Florida—106.7%
AAA	$170		Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM		$208,405
AAA	1,000		Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC	07/06	@ 102	1,072,280
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.875%, 6/01/38	06/13	@ 102	943,540
AAA	1,000		Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA	02/06	@ 101	1,042,070
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05	@ 102	1,047,690
AAA	1,000	[3]	Dade Cnty., GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A		651,070
AAA	1,000	[3]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A		1,071,640
Aaa	1,000	[3]	Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05	N/A		1,033,380
AAA	500		Florida Dept. of Corrections, COP, Okeechobee Correctional Fac., 6.25%, 3/01/15, AMBAC	03/05	@ 102	516,975
AAA	1,000	[3]	Florida Dept. of Trans., GO, 5.80%, 7/01/05	N/A		1,036,230
AAA	1,000	[3]	Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Env. Presvtn., Ser. A,
			5.75%, 7/01/05, AMBAC	N/A		1,035,900
AAA	1,000	[3]	Lee Cnty., Transp. Fac., 5.75%, 10/01/05, MBIA	N/A		1,055,480
BB	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14	@ 100	532,525
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08	@ 28.079	1,132,600
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East, Ser. C, 5.125%, 11/15/24	11/13	@ 100	759,607
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13	@ 100	1,041,580
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call		677,503
NR	1,000	[4]	Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13	@ 101	1,058,080
AAA	1,000	[3,5]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A		1,080,760
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06	@ 102	1,058,750

						18,056,065

			Puerto Rico—8.9%
A-	380	[3]	Puerto Rico Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%, 7/01/05	N/A		389,265
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		855,491
BBB+	255		5.50%, 8/01/29	02/12	@ 100	269,147

						1,513,903

			Total Long-Term Investments (cost $18,280,377)			19,569,968

	Shares
	(000)

			MONEY MARKET FUNDS—9.5%
	800		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A		800,000
	800		SSgA Tax Free Money Mkt. Fund	N/A		800,000

			Total Money Market Funds (cost $1,600,000)			1,600,000

			Total Investments—125.1% (cost $19,880,377)			$21,169,968
			Other assets in excess of liabilities—25.1%			4,260,344
			Preferred shares at redemption value, including dividends payable—(50.2)%			(8,501,222)

			Net Assets Applicable to Common Shareholders—100%			$16,929,090

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	See Note 7 of Notes to Financial Statements.

[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock Florida Municipal Income Trust (BBF)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)		Value

		LONG-TERM INVESTMENTS—155.2%
		Florida—134.4%
AA	$7,715	Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32	05/12	@ 102	$8,332,046
A	2,000	Boynton Beach Multi. Fam. Hsg., Clipper Cove Apts., 5.45%, 1/01/33, ACA	01/13	@ 100	2,040,920
AAA	2,800	Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11	@ 102	2,844,156
Baa1	1,000	Capital Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.875%, 6/01/38	06/13	@ 102	943,540
AAA	7,000 [3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call		7,167,790
		Florida Brd. of Ed., GO,
AA+	5,550	Ser. A, 5.125%, 6/01/30	06/10	@ 101	5,754,462
AAA	1,000	Ser. J, 5.00%, 6/01/24, AMBAC	06/13	@ 101	1,057,220
BBB-	3,000	Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1, 6.10%, 10/01/29	10/09	@ 102	2,943,330
NR	2,775	Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call		2,845,207
NR	1,715	Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13	@ 101	1,802,534
A	6,500	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11	@ 101	6,995,235
BBB+	1,450	Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12	@ 100	1,474,157
AA	7,500	Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%, 11/15/36	11/11	@ 101	7,882,950
AAA	4,000	Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11	@ 100	4,131,720
		JEA,
AA	5,000	Elec. Sys., Ser. A, 5.20%, 10/01/33	11/04	@ 100	5,010,050
AA	5,000	Elec. Sys., Ser. A, 5.50%, 10/01/41	10/07	@ 100	5,425,850
AA	7,500	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37	10/06	@ 100	7,605,675
NR5	1,675	Laguna Lakes Cmnty., Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13	@ 101	1,745,869
AAA	2,770	Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM		1,300,792
BB	3,000	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14	@ 100	3,195,150
AAA	1,000	Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11	@ 101	1,056,070
		Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	2,595	Ser. A, Zero Coupon, 10/01/19	04/08	@ 55.413	1,243,732
AAA	9,700	Ser. B, Zero Coupon, 10/01/33	04/08	@ 25.056	1,958,721
AAA	25,000	Ser. C, Zero Coupon, 10/01/28	04/08	@ 32.99	6,719,250
		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
NR	1,630	6.10%, 8/01/21	08/11	@ 101	1,696,145
NR	3,500	6.125%, 8/01/31	08/11	@ 101	3,609,515
AAA	2,500	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11	@ 101	2,607,600
AA-	12,000	So. Miami Hlth. Facs. Auth., Baptist Hlth., 5.25%, 11/15/33	02/13	@ 100	12,323,520
AAA	1,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09	@ 101	1,540,440
NR	2,815	Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09	@ 100	2,865,220
NR	2,000	Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13	@ 101	2,116,160
AA	5,500	Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12	@ 100	5,929,495
AA	4,000	Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11	@ 101	4,148,320
		Village Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A,
NR	4,000	6.00%, 5/01/22	05/13	@ 101	4,127,400
NR	1,870	6.50%, 5/01/33	05/13	@ 101	1,983,715
BBB+	2,000	Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 5.75%, 10/15/29	10/09	@ 101	2,074,860

					136,498,816

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Puerto Rico—20.8%
BBB	$6,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	$5,345,460
			Puerto Rico, Pub. Impvt., Ser. A,
AAA	2,520	[4]	5.125%, 7/01/11	N/A		2,855,689
A-	4,980		5.125%, 7/01/31	07/11	@ 100	5,093,295
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	4,000	[4]	5.70%, 2/01/10	N/A		4,559,840
BBB+	3,000	[4]	5.75%, 2/01/07	N/A		3,242,160

						21,096,444

			Total Investments—155.2% (cost $151,328,586)			$157,595,260
			Other assets in excess of liabilities—1.5%			1,476,133
			Preferred shares at redemption value, including dividends payable—(56.7)%			(57,559,455)

			Net Assets Applicable to Common Shareholders—100%			$101,511,938

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—129.1%
			New Jersey—114.5%
AAA	$1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10	@ 100	$1,109,580
AAA	1,000	[3]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A		1,071,020
Baa1	1,000		Middlesex Cnty. Impvt. Auth., St. Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14	@ 100	988,000
			New Jersey Econ. Dev. Auth.,
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14	@ 100	1,025,950
B	925	[4]	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	721,972
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call		529,980
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call		1,028,286
AAA	1,000	[3]	New Jersey Edl. Fac. Auth., Rowan Coll., Ser. E, 5.875%, 7/01/06, AMBAC	N/A		1,073,670
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr, 6.00%, 1/01/25	01/10	@ 101	1,057,030
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	07/06	@ 102	1,071,880
			New Jersey Tpke. Auth., Ser. C, AMBAC,
AAA	785		6.50%, 1/01/16	ETM		966,790
AAA	215		6.50%, 1/01/16	No Opt. Call		265,360
			New Jersey Trans. Auth. Trust Fund, Trans. Sys. Rev., Ser. B, MBIA,
AAA	375	[3]	5.50%, 6/15/05	N/A		390,953
AAA	625		5.50%, 6/15/15	06/05	@ 102	650,950
AAA	375	[3]	5.75%, 6/15/05	N/A		391,522
AAA	625		5.75%, 6/15/14	06/05	@ 102	651,906
AA-	1,000	[3]	No. Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/05	N/A		1,011,130
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09	@ 101	1,139,500
AA-	1,000		Port Auth. of NY & NJ, 5.75%, 12/15/20	06/05	@ 101	1,032,530
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12	@ 100	890,290

						17,068,299

			Puerto Rico—7.2%
AAA	1,000	[3,5]	Puerto Rico, 5.40%, 7/01/06, FSA	N/A		1,071,640

			Multi-State—7.4%
A3	1,000	[6]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09	@ 100	1,101,560

			Total Long-Term Investments (cost $18,061,417)			19,241,499

	Shares
	(000)

			MONEY MARKET FUNDS—9.4%
	700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A		700,000
	700		SSgA Tax Free Money Mkt. Fund	N/A		700,000

			Total Money Market Funds (cost $1,400,000)			1,400,000

			Total Investments—138.5% (cost $19,461,417)			$20,641,499
			Other assets in excess of liabilities—11.8%			1,759,632
			Preferred shares at redemption value, including dividends payable—(50.3)%			(7,501,592)

			Net Assets Applicable to Common Shareholders—100%			$14,899,539

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	See Note 7 of Notes to Financial Statements.

[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 7.4% of its net assets, with a current market value of $1,101,560, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—153.4%
			New Jersey—111.0%
			Cherry Hill Twnshp., GO,
AA-	$4,065		5.00%, 7/15/22	07/11	@ 100	$4,274,551
AA-	4,275		5.00%, 7/15/23	07/11	@ 100	4,467,332
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn., Zero Coupon, 11/01/26, FSA	No Opt. Call		4,328,982
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11	@ 100	1,461,082
AAA	4,470		New Brunswick Apts. Rental Hsg., 5.30%, 8/01/35	08/12	@ 100	4,586,622
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth., Amerada Hess, 6.05%, 9/15/34	09/14	@ 100	2,622,450
			New Jersey Econ. Dev. Auth.,
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14	@ 100	5,129,750
B	3,450		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10	@ 101	2,692,760
B	2,000		Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10	@ 101	1,600,280
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09	@ 102	2,630,026
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14	@ 100	4,151,371
Baa3	2,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call		2,856,575
Baa3	5,000		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call		5,646,400
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11	@ 102	2,142,860
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call		2,119,920
Aaa	1,960		Victoria Hlth., Ser. A, 5.20%, 12/20/36	12/11	@ 103	2,063,194
			New Jersey Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ., Ser. C, 5.50%, 7/01/23	07/14	@ 100	1,041,290
BBB-	2,000		Fairleigh Dickinson Univ., Ser. C, 6.00%, 7/01/20	07/14	@ 100	2,186,000
BBB-	3,000		Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25	07/13	@ 100	3,211,350
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13	@ 100	2,347,943
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr., 5.75%, 7/01/25	07/12	@ 100	4,747,680
A+	3,000		Catholic Hlth. East, Ser. A, 5.375%, 11/15/33	11/12	@ 100	3,087,870
A3	10,000	[5]	Kennedy Hlth. Sys., 5.625%, 7/01/31	07/11	@ 100	10,516,400
Baa1	1,960		So. Jersey Hosp., 6.00%, 7/01/26	07/12	@ 100	2,065,565
Baa1	5,500		So. Jersey Hosp., 6.00%, 7/01/32	07/12	@ 100	5,774,890
BBB+	1,540		So. Ocean Cnty. Hosp., Ser. A, 6.25%, 7/01/23	11/04	@ 101	1,561,545
Aaa	1,950		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12	@ 102	2,055,866
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07	@ 102	8,763,120
BBB	18,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12	@ 100	16,025,220
			Trenton Pkg. Auth., FGIC,
AAA	5,465		5.00%, 4/01/25	04/11	@ 100	5,679,665
AAA	1,500		5.00%, 4/01/30	04/11	@ 100	1,538,595
			Vineland, GO, MBIA,
AAA	1,500		5.30%, 5/15/30	05/10	@ 101	1,577,520
AAA	1,500		5.375%, 5/15/31	05/10	@ 101	1,582,110

						126,536,784

			Puerto Rico—28.5%
			Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	2,735		Ser. A, 5.20%, 12/01/33	06/11	@ 100	2,793,802
AAA	2,735		Ser. B, 5.30%, 12/01/28	06/11	@ 100	2,784,996
A	3,800		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12	@ 100	3,945,502
			Puerto Rico Pub. Bldgs. Auth., Ser. D,
AAA	5,000		Zero Coupon, 7/01/31, AMBAC	07/17	@ 100	3,635,700
A-	4,765	[4]	Gov’t Facs., 5.25%, 7/01/12	N/A		5,409,943
A-	1,735		Gov’t Facs., 5.25%, 7/01/36	07/12	@ 100	1,801,433
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	4,000	[4]	5.70%, 2/01/10	N/A		4,559,840
BBB+	7,040	[4]	5.75%, 2/01/07	N/A		7,608,269

						32,539,485

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Multi-State—13.9%
			Charter Mac Equity Issuer Trust,
A3	$7,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	$7,615,650
Baa1	2,500	[5]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	2,788,500
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	3,241,440
Baa1	2,000	[5]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	2,228,240

						15,873,830

			Total Investments—153.4% (cost $166,977,210)			$174,950,099
			Other assets in excess of liabilities—2.5%			2,877,247
			Preferred shares at redemption value, including dividends payable—(55.9)%			(63,807,919)

			Net Assets Applicable to Common Shareholders—100%			$114,019,427

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 13.9% of its net assets, with a current market value of $15,873,830, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—130.4%
			New York—121.0%
AAA	$1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Refdg., Ser. B, 5.00%, 12/01/33, MBIA .	06/08	@ 100	$1,014,010
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13	@ 100	2,215,059
AAA	1,000		Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC	11/06	@ 102	1,078,140
			New York City, GO,
A	820	[3]	Ser. A, 6.00%, 5/15/10	N/A		958,826
A+	180		Ser. A, 6.00%, 5/15/30	05/10	@ 101	199,971
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05	@ 101	1,037,870
A	815	[3]	Ser. I, 5.875%, 3/15/06	N/A		870,624
A+	185		Ser. I, 5.875%, 3/15/18	03/06	@ 101.5	196,350
AA	1,000		New York City Hsg. Dev. Corp. Multi. Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14	@ 100	1,030,910
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	1,000		6.00%, 1/01/08	11/04	@ 102	1,017,490
A-	1,000		6.10%, 1/01/09	11/04	@ 102	1,017,650
			New York City Mun. Wtr. Fin. Auth.,
AAA	1,000	[3]	Ser. A, 6.00%, 6/15/05	N/A		1,035,700
AA+	1,000		Wtr. & Swr. Sys. Rev., Ser. C, 5.125%, 6/15/33	06/11	@ 101	1,033,410
			New York City Transl. Fin. Auth., Ser. B,
AAA	815	[3]	6.00%, 5/15/10	N/A		955,261
AA+	185		6.00%, 11/15/21	05/10	@ 101	212,804
AA+	1,000	[3,4]	6.00%, 5/15/10	N/A		1,172,100
			New York Dorm. Auth.,
AAA	750		Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA	02/13	@ 100	772,515
Aa3	1,000		Kateri Residence, 5.00%, 7/01/22	07/13	@ 100	1,024,840
BB+	1,000		Mount Sinai Hlth., Ser. A, 6.50%, 7/01/25	07/10	@ 101	1,025,070
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call		1,152,785
A+	1,000		Univ. of Rochester, Ser. B, 5.625%, 7/01/24	07/09	@ 101	1,082,140
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA	N/A		1,098,130
Caa2	1,000	[5]	Port Auth. of NY & NJ, Spec. Oblig., Contl./Eastn. Proj. LaGuardia, 9.125%, 12/01/15	11/04	@ 100	1,005,840
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14	@ 100	1,034,420
AAA	1,000		Triborough Brdg. & Tunl. Auth., New York Revs., Refdg., Ser. A, 5.00%, 1/01/32, MBIA	01/12	@ 100	1,025,930

						24,267,845

			Puerto Rico—7.8%
BBB	500		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	445,455
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A		855,491
BBB+	255		5.50%, 8/01/29	02/12	@ 100	269,147

						1,570,093

			Trust Territories—1.6%
Ba3	315		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13	@ 100	323,272

			Total Long-Term Investments (cost $24,345,131)			26,161,210

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.9%
1,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$1,000,000
1,000	SSgA Tax Free Money Mkt. Fund	1,000,000

	Total Money Market Funds (cost $2,000,000)	2,000,000

	Total Investments—140.3% (cost $26,345,131)	$28,161,210
	Other assets in excess of liabilities—8.5%	1,707,115
	Preferred shares at redemption value, including dividends payable—(48.8)%	(9,802,818)

	Net Assets Applicable to Common Shareholders—100%	$20,065,507

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[5]	See Note 7 of Notes to Financial Statements.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA —	Municipal Bond Insurance Association
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
BlackRock New York Municipal Income Trust (BNY)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			LONG-TERM INVESTMENTS—157.6%
			New York—125.6%
AA-	$2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13	@ 100	$2,049,680
			Met. Transp. Auth., Ded. Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12	@ 100	12,247,560
A	12,000		5.125%, 11/15/31	11/12	@ 100	12,339,000
			New York City, GO,
A	3,290	[3]	Ser. C, 5.375%, 3/15/12	N/A		3,781,789
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12	@ 100	2,836,422
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12	@ 100	7,307,440
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11	@ 102	770,737
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11	@ 102	2,036,980
AAA	1,550		Royal Charter Presbyterian, 5.25%, 12/15/32, FSA	12/11	@ 102	1,628,213
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11	@ 100	14,714,568
A-	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	11/04	@ 102	6,104,940
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11	@ 100	4,096,640
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11	@ 100	6,627,270
			New York City Transl. Fin. Auth., Ser. C,
AAA	5,940	[3]	5.00%, 5/01/09	N/A		6,634,148
AA+	3,660		5.00%, 5/01/29	05/09	@ 101	3,738,873
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13	@ 100	6,345,838
			New York Dorm. Auth.,
AA-	15,235	[3]	City Univ., Ser. A, 5.25%, 7/01/11	N/A		17,379,022
AA-	1,765		City Univ., Ser. A, 5.25%, 7/01/31	07/11	@ 100	1,814,596
A3	10,780		Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30	07/11	@ 101	11,308,220
AAA	9,000		New Sch. Univ., 5.00%, 7/01/41, MBIA	07/11	@ 100	9,187,560
AAA	5,000		New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11	@ 100	5,104,200
A-	2,000		No. Shore Long Island Jewish Grp., 5.375%, 5/01/23	05/13	@ 100	2,096,860
A-	2,000		No. Shore Long Island Jewish Grp., 5.50%, 5/01/33	05/13	@ 100	2,097,060
			New York Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11	@ 100	6,062,991
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11	@ 100	15,751,720
AA-	6,290	[3]	New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A		6,668,029
			Port Auth. of NY & NJ,
AAA	9,500		Ser. 124, 5.00%, 8/01/36, FGIC	08/08	@ 101	9,577,045
AAA	13,000	[4]	Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07	@ 102	14,240,070
Caa2	9,250		Spec. Oblig., Contl./Eastn. Proj. LaGuardia, 9.125%, 12/01/15	11/04	@ 100	9,304,020
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12	@ 100	2,242,375
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12	@ 100	4,483,850
AAA	5,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14	@ 100	5,172,100
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13	@ 100	7,170,730
			TSASC Inc., Tobacco Settlement Rev., Ser. 1,
BBB	5,000		5.75%, 7/15/32	07/12	@ 100	4,641,150
BBB+	8,000		6.375%, 7/15/39	07/09	@ 101	8,002,240
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11	@ 100	2,578,600
BBB	2,000		Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/29	07/10	@ 101	2,006,120

						240,148,656

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)		Value

			Puerto Rico—18.7%
BBB	$4,060		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12	@ 100	$3,617,095
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	4,400	[3]	5.25%, 7/01/12	N/A		4,995,540
A-	1,600		5.25%, 7/01/36	07/12	@ 100	1,661,264
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	7,475	[3]	5.50%, 2/01/12	N/A		8,583,617
BBB+	2,525		5.50%, 8/01/29	02/12	@ 100	2,665,087
BBB+	7,000	[3]	5.70%, 2/01/10	N/A		7,979,720
BBB+	5,750	[3]	5.75%, 2/01/07	N/A		6,214,140

						35,716,463

			Multi-State 11.7%
			Charter Mac Equity Issuer Trust,
A3	6,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09	@ 100	6,527,700
Baa1	5,500	[5]	Ser. B-1, 6.80%, 11/30/50	11/10	@ 100	6,134,700
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[5]	Ser. A-1, 6.30%, 6/30/49	06/09	@ 100	6,482,880
Baa1	3,000	[5]	Ser. B-1, 6.80%, 6/30/50	11/10	@ 100	3,342,360

						22,487,640

			Trust Territories—1.6%
Ba3	2,945		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13	@ 100	3,022,336

			Total Long-Term Investments (cost $287,483,117)			301,375,095

	Shares
	(000)

			MONEY MARKET FUND—0.2%
	400		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)	N/A		400,000

			Total Investments—157.8% (cost $287,883,117)			$301,775,095
			Liabilities in excess of other assets—(0.4)%			(729,441)
			Preferred shares at redemption value, including dividends payable—(57.4)%			(109,771,939)

			Net Assets Applicable to Common Shareholders—100%			$191,273,715

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2004, the Trust held 11.7% of its net assets, with a current market value of $22,487,640, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

Assets	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)

Investments at value[1]	$409,733,965	$990,701,292	$18,688,665	$348,882,798
Cash	549,551	506,736	3,176,254	300,774
Receivable from investments sold	2,557,862	10,199,372	—	—
Interest receivable	6,807,786	16,871,254	291,442	5,902,545
Other assets	99,613	124,959	17,613	43,563

	419,748,777	1,018,403,613	22,173,974	355,129,680

Liabilities
Payable to custodian	—	—	—	—
Payable for investments purchased	8,722,273	16,539,408	—	—
Variation margin payable	253,875	912,375	1,125	338,250
Dividends payable — common shares	1,272,897	3,536,108	71,101	1,140,007
Investment advisory fee payable	120,851	294,230	7,339	104,145
Administration fee payable	51,793	—	2,944	—
Deferred Directors’ or Trustees’ fees	66,715	82,509	12,660	28,701
Other accrued expenses	151,793	186,603	48,962	181,758

	10,640,197	21,551,233	144,131	1,792,861

Preferred Shares at Redemption Value
$25,000 liquidation value per share,
including dividends payable[2,3]	146,633,612	375,204,239	7,501,275	131,966,087

Net Assets Applicable to
Common Shareholders	$262,474,968	$621,648,141	$14,528,568	$221,370,732

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$167,071	$43,529	$10,071	$14,986
Paid-in capital in excess of par	231,766,743	618,575,595	13,411,135	212,626,998
Undistributed net investment income	12,876,540	20,211,294	373,382	6,189,963
Accumulated net realized gain (loss)	(11,416,125)	(48,158,153)	(123,608)	(7,848,714)
Net unrealized appreciation	29,080,739	30,975,876	857,588	10,387,499

Net assets applicable to common shareholders,
October 31, 2004	$262,474,968	$621,648,141	$14,528,568	$221,370,732

Net asset value per common share[4]	$15.71	$14.26	$14.43	$14.77

[1]Investments at cost	$379,278,575	$954,784,471	$17,825,016	$336,663,830
[2]Preferred shares outstanding	5,862	15,005	300	5,278
[3]Par value per share	0.01	0.001	0.01	0.001
[4]Common shares outstanding	16,707,093	43,588,385	1,007,093	14,985,501

See Notes to Financial Statements.

Florida Investment Quality Municipal Trust (RFA)	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

$21,169,968	$157,595,260	$20,641,499	$174,950,099	$28,161,210	$301,775,095
4,094,221	—	1,514,161	455,073	2,404,022	549,213
—	80,000	—	250,000	—	2,991,000
301,595	2,450,390	354,854	3,021,651	481,444	5,239,310
17,774	16,822	18,207	19,808	17,878	37,679

25,583,558	160,142,472	22,528,721	178,696,631	31,064,554	310,592,297

—	269,969	—	—	—	—
—	—	—	—	1,033,220	8,129,830
1,500	128,625	1,125	156,375	1,875	225,000
79,777	500,968	67,624	556,910	95,581	943,357
7,538	47,076	6,629	52,448	8,836	88,919
3,419	—	2,997	—	3,900	—
12,667	10,085	13,232	12,341	12,586	24,992
48,345	114,356	35,983	91,211	40,231	134,545

153,246	1,071,079	127,590	869,285	1,196,229	9,546,643

8,501,222	57,559,455	7,501,592	63,807,919	9,802,818	109,771,939

$16,929,090	$101,511,938	$14,899,539	$114,019,427	$20,065,507	$191,273,715

$11,271	$6,646	$10,071	$7,415	$13,071	$12,521
15,001,008	94,259,825	13,165,936	105,166,744	17,655,407	177,620,593
489,204	2,393,507	600,862	3,228,123	584,462	4,820,612
146,423	(718,244)	(51,349)	(1,508,841)	6,923	(3,853,549)
1,281,184	5,570,204	1,174,019	7,125,986	1,805,644	12,673,538

$16,929,090	$101,511,938	$14,899,539	$114,019,427	$20,065,507	$191,273,715

$15.02	$15.27	$14.79	$15.38	$15.35	$15.28

$19,880,377	$151,328,586	$19,461,417	$166,977,210	$26,345,131	$287,883,117
340	2,302	300	2,552	392	4,390
0.01	0.001	0.01	0.001	0.01	0.001
1,127,093	6,646,343	1,007,093	7,414,793	1,307,093	12,521,494

STATEMENTS OF OPERATIONS
For the year ended October 31, 2004

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)

Investment Income
Interest income	$22,489,392	$57,267,655	$1,124,018	$19,101,862

Expenses
Investment advisory	1,421,068	5,959,207	77,184	2,089,127
Administration	609,029	—	22,053	—
Transfer agent	18,666	17,550	10,614	16,104
Custodian	94,500	141,226	10,463	79,332
Reports to shareholders	57,056	130,039	7,320	41,514
Directors/Trustees	36,724	79,788	12,544	30,744
Registration	24,563	33,957	807	31,586
Independent accountants	44,593	43,548	14,379	39,490
Legal	39,146	80,434	6,013	29,355
Insurance	29,231	69,814	1,576	25,189
Auction agent	393,188	971,490	22,852	344,642
Miscellaneous	45,621	85,317	17,593	42,982

Total expenses	2,813,385	7,612,370	203,398	2,770,065
Less fees waived by Advisor	—	(2,483,003)	—	(870,470)
Less fees paid indirectly	(4,866)	(5,278)	(6,545)	(8,793)

Net expenses	2,808,519	5,124,089	196,853	1,890,802

Net investment income	19,680,873	52,143,566	927,165	17,211,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,261,304)	(4,948,562)	(141,621)	(3,129,812)
Futures	(1,442,776)	(5,901,089)	(14,974)	(2,195,962)

	(2,704,080)	(10,849,651)	(156,595)	(5,325,774)

Net change in unrealized appreciation/depreciation on:
Investments	8,225,892	27,124,522	54,326	16,876,090
Futures	(1,374,651)	(4,940,945)	(6,061)	(1,831,469)

	6,851,241	22,183,577	48,265	15,044,621

Net change in transactions related to investment
violation[1]:
Realized and unrealized losses	—	—	(18,421)	—
Reimbursements from Advisor	—	—	18,421	—
Realized and unrealized gains	167,280	—	10,779	—

	167,280	—	10,779	—

Net gain (loss)	4,314,441	11,333,926	(97,551)	9,718,847

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(1,560,276)	(3,870,243)	(61,122)	(1,276,088)
Net realized gains	—	—	(3,726)	—

Total dividends and distributions	(1,560,276)	(3,870,243)	(64,848)	(1,276,088)

Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations	$22,435,038	$59,607,249	$764,766	$25,653,819

1 Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

Florida Investment Quality Municipal Trust (RFA)	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

$1,320,020	$8,411,655	$1,173,494	$9,624,433	$1,501,865	$16,009,531

89,371	945,314	78,659	1,050,378	104,366	1,789,357
25,535	—	22,475	—	29,819	—
11,346	16,104	11,346	15,309	11,346	16,104
10,111	53,458	9,870	53,428	12,050	68,609
7,320	22,906	7,320	26,572	7,320	40,663
12,544	14,274	12,544	15,738	12,544	26,718
857	22,560	807	22,560	930	31,586
14,379	37,241	14,379	37,823	14,379	39,973
6,013	19,146	6,013	19,205	6,013	29,432
1,825	13,989	1,627	12,719	2,134	21,619
25,096	151,455	22,823	167,090	28,595	288,982
17,991	27,984	17,879	28,793	18,025	38,946

222,388	1,324,431	205,742	1,449,615	247,521	2,391,989
—	(393,881)	—	(437,658)	—	(745,565)
(5,393)	(4,780)	(5,052)	(4,384)	(4,832)	(4,569)

216,995	925,770	200,690	1,007,573	242,689	1,641,855

1,103,025	7,485,885	972,804	8,616,860	1,259,176	14,367,676

165,971	329,153	173,985	174,559	95,047	200,520
(19,623)	(837,327)	(14,974)	(989,780)	(24,608)	(1,478,092)

146,348	(508,174)	159,011	(815,221)	70,439	(1,277,572)

(389,521)	4,201,859	(350,999)	6,199,284	(71,668)	6,906,153
(8,407)	(696,470)	(6,063)	(846,903)	(10,435)	(1,218,440)

(397,928)	3,505,389	(357,062)	5,352,381	(82,103)	5,687,713

—	—	(86,481)	—	(3,690)	—
—	—	86,481	—	3,690	—
46,656	—	—	—	4,284	—

46,656	—	—	—	4,284	—

(204,924)	2,997,215	(198,051)	4,537,160	(7,380)	4,410,141

(78,189)	(548,629)	(70,911)	(623,629)	(92,575)	(1,058,252)
(24,220)	—	—	—	—	—

(102,409)	(548,629)	(70,911)	(623,629)	(92,575)	(1,058,252)

$795,692	$9,934,471	$703,842	$12,530,391	$1,159,221	$17,719,565

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended October 31, 2004 and 2003

	Investment Quality Municipal Trust (BKN)		Municipal Income Trust (BFK)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$19,680,873	$19,425,882	$52,143,566	$53,252,034
Net realized gain (loss)	(2,704,080)	(3,112,753)	(10,849,651)	(21,756,169)
Net change in unrealized appreciation/depreciation	6,851,241	1,574,886	22,183,577	37,007,594
Net change in transactions related to investment
violation[1]	167,280	—	—	—
Dividends and distributions to preferred
shareholders from:
Net investment income	(1,560,276)	(1,501,763)	(3,870,243)	(3,836,525)
Net realized gains	—	—	—	—

Net increase in net assets resulting from operations	22,435,038	16,386,252	59,607,249	64,666,934

Dividends and Distributions to Common
Shareholders from:
Net investment income	(15,274,761)	(14,781,077)	(42,421,794)	(41,326,371)
Net realized gains	—	—	—	—

Total dividends and distributions	(15,274,761)	(14,781,077)	(42,421,794)	(41,326,371)

Capital Share Transactions:
Reinvestment of common dividends	—	—	519,196	922,048

Net proceeds from capital share transactions	—	—	519,196	922,048

Total increase (decrease)	7,160,277	1,605,175	17,704,651	24,262,611

Net Assets Applicable to
Common Shareholders
Beginning of year	255,314,691	253,709,516	603,943,490	579,680,879

End of year	$262,474,968	$255,314,691	$621,648,141	$603,943,490

End of year undistributed net investment income	$12,876,540	$10,109,122	$20,211,294	$14,382,973

[1] Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

California Investment Quality Municipal Trust (RAA)		California Municipal Income Trust (BFZ)		Florida Investment Quality Municipal Trust (RFA)

2004	2003	2004	2003	2004	2003

$927,165	$1,057,654	$17,211,060	$16,928,458	$1,103,025	$1,175,275
(156,595)	51,040	(5,325,774)	(124,407)	146,348	248,044
48,265	(455,653)	15,044,621	(5,006,045)	(397,928)	(687,041)

10,779	—	—	—	46,656	—

(61,122)	(64,203)	(1,276,088)	(1,214,717)	(78,189)	(88,761)
(3,726)	—	—	—	(24,220)	—

764,766	588,838	25,653,819	10,583,289	795,692	647,517

(853,209)	(834,841)	(13,680,084)	(13,401,474)	(957,321)	(939,337)
(48,441)	—	—	—	(256,301)	—

(901,650)	(834,841)	(13,680,084)	(13,401,474)	(1,213,622)	(939,337)

—	—	—	—	—	—

—	—	—	—	—	—

(136,884)	(246,003)	11,973,735	(2,818,185)	(417,930)	(291,820)

14,665,452	14,911,455	209,396,997	212,215,182	17,347,020	17,638,840

$14,528,568	$14,665,452	$221,370,732	$209,396,997	$16,929,090	$17,347,020

$373,382	$393,562	$6,189,963	$3,935,119	$489,204	$421,748

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended October 31, 2004 and 2003

	Florida Municipal Income Trust (BBF)		New Jersey Investment Quality Municipal Trust (RNJ)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$7,485,885	$7,355,264	$972,804	$1,006,244
Net realized gain (loss)	(508,174)	630,302	159,011	6,919
Net change in unrealized appreciation/depreciation	3,505,389	(777,309)	(357,062)	109,486
Net change in transactions related to investment
violation[1]	—	—	—	—
Dividends to preferred shareholders from
net investment income	(548,629)	(521,291)	(70,911)	(61,319)

Net increase in net assets resulting from operations	9,934,471	6,686,966	703,842	1,061,330

Dividends to Common Shareholders from:
Net investment income	(6,011,618)	(5,914,155)	(811,491)	(801,290)

Total increase (decrease)	3,922,853	772,811	(107,649)	260,040

Net Assets Applicable to
Common Shareholders:
Beginning of year	97,589,085	96,816,274	15,007,188	14,747,148

End of year	$101,511,938	$97,589,085	$14,899,539	$15,007,188

End of year undistributed net investment income	$2,393,507	$1,467,876	$600,862	$550,518

[1] Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

New Jersey Municipal Income Trust (BNJ)		New York Investment Quality Municipal Trust (RNY)		New York Municipal Income Trust (BNY)

2004	2003	2004	2003	2004	2003

$8,616,860	$8,465,666	$1,259,176	$1,346,704	$14,367,676	$14,192,727
(815,221)	(29,376)	70,439	357,056	(1,277,572)	(486,109)
5,352,381	895,164	(82,103)	(636,582)	5,687,713	2,196,536
—	—	4,284	—	—	—

(623,629)	(616,370)	(92,575)	(88,859)	(1,058,252)	(1,130,137)

12,530,391	8,715,084	1,159,221	978,319	17,719,565	14,773,017

(6,682,923)	(6,528,221)	(1,146,975)	(1,146,823)	(11,320,282)	(11,098,501)

5,847,468	2,186,863	12,246	(168,504)	6,399,283	3,674,516

108,171,959	105,985,096	20,053,261	20,221,765	184,874,432	181,199,916

$114,019,427	$108,171,959	$20,065,507	$20,053,261	$191,273,715	$184,874,432

$3,228,123	$1,917,815	$584,462	$569,685	$4,820,612	$2,832,034

FINANCIAL HIGHLIGHTS
BlackRock Investment Quality Municipal Trust (BKN)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$15.28	$15.19	$15.19	$14.30	$13.95

Investment operations:
Net investment income	1.17	1.16	1.20	1.20	1.13
Net realized and unrealized gain (loss)	0.26	(0.09)	(0.26)	0.75	0.43
Dividends to preferred shareholders from
net investment income	(0.09)	(0.09)	(0.13)	(0.29)	(0.35)

Net increase from investment operations	1.34	0.98	0.81	1.66	1.21

Dividends to common shareholders from
net investment income	(0.91)	(0.89)	(0.81)	(0.78)	(0.83)

Capital changes with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.03)

Net asset value, end of year	$15.71	$15.28	$15.19	$15.19	$14.30

Market price, end of year	$15.12	$14.26	$13.48	$13.73	$12.13

TOTAL INVESTMENT RETURN[1]	12.91%	12.67%	4.14%	20.03%	(1.27)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.08%	1.10%	1.09%	1.14%	1.20%
Expenses after fees waived and before fees paid indirectly	1.08%	1.10%	1.09%	1.14%	1.20%
Expenses before fees waived and paid indirectly	1.08%	1.10%	1.09%	1.14%	1.20%
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.59%	7.62%	7.93%	8.10%	8.18%
Preferred share dividends	0.60%	0.59%	0.83%	1.94%	2.53%
Net investment income available to common shareholders	6.99%	7.03%	7.10%	6.16%	5.65%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$259,470	$254,890	$251,428	$247,832	$230,746
Portfolio turnover	52%	36%	19%	4%	35%
Net assets of common shareholders, end of year (000)	$262,475	$255,315	$253,710	$253,777	$238,849
Preferred shares value outstanding, end of year (000)	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of year	$69,790	$68,561	$68,292	$68,308	$65,745

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Income Trust (BFK)

				For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.87	$13.33	$14.30	$14.33 [3]

Investment operations:
Net investment income	1.19	1.23	1.20	0.17
Net realized and unrealized gain (loss)	0.26	0.35	(1.11)	0.12
Dividends to preferred shareholders from
net investment income	(0.09)	(0.09)	(0.13)	(0.01)

Net increase (decrease) from investment operations	1.36	1.49	(0.04)	0.28

Dividends and distributions to common shareholders:
Net investment income	(0.97)	(0.95)	(0.93)	(0.16)
In excess of net investment income	—	—	—	(0.01)

Total dividends and distributions	(0.97)	(0.95)	(0.93)	(0.17)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$14.26	$13.87	$13.33	$14.30

Market price, end of period	$14.05	$13.70	$13.46	$14.75

TOTAL INVESTMENT RETURN[4]	10.01%	9.21%	(2.40)%	(1.13)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.83%	0.84%	0.81%	0.61%[6]
Expenses after fees waived and before fees paid indirectly	0.83%	0.84%	0.83%	0.62%[6]
Expenses before fees waived and paid indirectly	1.23%	1.25%	1.23%	0.91%[6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	8.44%	8.96%	8.74%	4.59%[6]
Preferred share dividends	0.63%	0.65%	0.92%	0.38%[6]
Net investment income available to common shareholders	7.81%	8.31%	7.82%	4.21%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$618,076	$594,192	$598,425	$572,610
Portfolio turnover	59%	56%	70%	27%
Net assets of common shareholders, end of period (000)	$621,648	$603,943	$579,681	$619,249
Preferred shares value outstanding, end of period (000)	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$66,435	$65,251	$63,636	$66,275

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Calculated using the average shares outstanding method.

[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Investment Quality Municipal Trust (RAA)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$14.56	$14.81	$15.30	$14.62	$14.34

Investment operations:
Net investment income	0.92	1.05	1.04	1.05	1.06
Net realized and unrealized gain (loss)	(0.09)	(0.41)	(0.64)	0.63	0.29
Dividends to preferred shareholders from net
investment income	(0.06)	(0.06)	(0.09)	(0.21)	(0.25)

Net increase from investment operations	0.77	0.58	0.31	1.47	1.10

Dividends and distributions to common shareholders:
Net investment income	(0.85)	(0.83)	(0.80)	(0.79)	(0.82)
Net realized gains	(0.05)	—	—	—	—

Total dividends and distributions	(0.90)	(0.83)	(0.80)	(0.79)	(0.82)

Net asset value, end of year	$14.43	$14.56	$14.81	$15.30	$14.62

Market price, end of year	$14.30	$14.03	$13.38	$15.55	$14.00

TOTAL INVESTMENT RETURN[1]	8.78%	11.38%	(9.26)%	17.03%	(4.33)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.35%	1.40%	1.29%	1.38%	1.41%
Expenses after fees waived and before fees paid indirectly	1.40%	1.40%	1.29%	1.38%	1.41%
Expenses before fees paid indirectly	1.40%	1.40%	1.29%	1.38%	1.41%
Net investment income after fees waived and paid
indirectly and before preferred share dividends	6.37%	7.17%	6.86%	7.04%	7.36%
Preferred share dividends	0.42%	0.44%	0.59%	1.39%	1.75%
Net investment income available to common shareholders	5.95%	6.73%	6.27%	5.65%	5.61%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,553	$14,752	$15,221	$15,072	$14,450
Portfolio turnover	15%	6%	30%	1%	—%
Net assets of common shareholders, end of year (000)	$14,529	$14,665	$14,911	$15,411	$14,725
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$73,433	$73,886	$74,706	$76,377	$74,097

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Income Trust (BFZ)

				For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.97	$14.16	$14.50	$14.33 [3]

Investment operations:
Net investment income	1.15	1.12	1.11	0.16
Net realized and unrealized gain (loss)	0.65	(0.34)	(0.46)	0.32
Dividends to preferred shareholders from
net investment income	(0.09)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.71	0.70	0.53	0.47

Dividends and distributions to common shareholders:
Net investment income	(0.91)	(0.89)	(0.87)	(0.15)
In excess of net investment income	—	—	—	(0.01)

Total dividends and distributions	(0.91)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$14.77	$13.97	$14.16	$14.50

Market price, end of period	$13.65	$13.21	$13.09	$14.75

TOTAL INVESTMENT RETURN[4]	10.58%	7.92%	(5.49)%	(1.17)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.87%	0.89%	0.88%	0.72%[6]
Expenses after fees waived and before fees paid indirectly	0.88%	0.89%	0.90%	0.73%[6]
Expenses before fees waived and paid indirectly	1.28%	1.30%	1.31%	1.02%[6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.96%	8.01%	7.96%	4.06%[6]
Preferred share dividends	0.59%	0.57%	0.86%	0.38%[6]
Net investment income available to common shareholders	7.37%	7.44%	7.10%	3.68%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$216,238	$211,275	$209,965	$199,356
Portfolio turnover	15%	34%	44%	16%
Net assets of common shareholders, end of period (000)	$221,371	$209,397	$212,215	$216,829
Preferred shares value outstanding, end of period (000)	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of period	$66,945	$64,675	$65,211	$66,086

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Calculated using the average shares outstanding method.

[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Investment Quality Municipal Trust (RFA)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$15.39	$15.65	$15.50	$14.65	$14.29

Investment operations:
Net investment income	0.98	1.04	1.05	1.03	1.07
Net realized and unrealized gain (loss)	(0.18)	(0.39)	0.02	0.86	0.40
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.08)	(0.11)	(0.24)	(0.31)
Net realized gains	(0.02)	—	—	—	—

Net increase from investment operations	0.71	0.57	0.96	1.65	1.16

Dividends and distributions to common shareholders:
Net investment income	(0.85)	(0.83)	(0.81)	(0.80)	(0.80)
Net realized gains	(0.23)	—	—	—	—

Total dividends and distributions	(1.08)	(0.83)	(0.81)	(0.80)	(0.80)

Net asset value, end of year	$15.02	$15.39	$15.65	$15.50	$14.65

Market price, end of year	$14.30	$14.47	$14.50	$14.36	$13.13

TOTAL INVESTMENT RETURN[1]	6.32%	5.52%	6.52%	15.65%	9.00%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.27%	1.29%	1.20%	1.38%	1.22%
Expenses after fees waived and before fees paid indirectly	1.31%	1.29%	1.20%	1.38%	1.22%
Expenses before fees paid indirectly	1.31%	1.29%	1.20%	1.38%	1.22%
Net investment income after fees paid indirectly and
before preferred share dividends	6.48%	6.69%	6.76%	6.83%	7.48%
Preferred share dividends	0.46%	0.51%	0.69%	1.58%	2.18%
Net investment income available to common shareholders	6.02%	6.18%	6.07%	5.25%	5.30%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$17,035	$17,561	$17,427	$17,046	$16,167
Portfolio turnover	13%	17%	8%	—%	—%
Net assets of common shareholders, end of year (000)	$16,929	$17,347	$17,639	$17,472	$16,509
Preferred shares value outstanding, end of year (000)	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of year	$74,795	$76,021	$76,886	$76,397	$73,570

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal Income Trust (BBF)

				For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.68	$14.57	$14.37	$14.33 [3]

Investment operations:
Net investment income	1.12	1.11	1.07	0.17
Net realized and unrealized gain (loss)	0.45	(0.03)	0.13	0.18
Dividends to preferred shareholders from
net investment income	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.49	1.00	1.08	0.34

Dividends to common shareholders from
net investment income	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.11)

Total capital charges	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.27	$14.68	$14.57	$14.37

Market price, end of period	$14.40	$13.36	$13.65	$14.50

TOTAL INVESTMENT RETURN[4]	15.04%	4.30%	0.16%	(2.84)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.93%	0.94%	0.96%	0.87%[6]
Expenses after fees waived and before fees paid indirectly	0.93%	0.95%	0.98%	0.88%[6]
Expenses before fees waived and paid indirectly	1.32%	1.35%	1.38%	1.17%[6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.49%	7.50%	7.59%	4.43%[6]
Preferred share dividends	0.55%	0.53%	0.82%	0.37%[6]
Net investment income available to common shareholders	6.94%	6.97%	6.77%	4.06%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$100,002	$98,081	$93,558	$87,918
Portfolio turnover	10%	19%	35%	28%
Net assets of common shareholders, end of period (000)	$101,512	$97,589	$96,816	$95,123
Preferred shares value outstanding, end of period (000)	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of period	$69,101	$67,394	$67,060	$66,323

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Calculated using the average shares outstanding method.

[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$14.90	$14.64	$14.85	$13.96	$13.52

Investment operations:
Net investment income	0.97	1.00	1.02	0.96	1.01
Net realized and unrealized gain (loss)	(0.20)	0.12	(0.39)	0.87	0.43
Dividends to preferred shareholders from net
investment income	(0.07)	(0.06)	(0.09)	(0.21)	(0.27)

Net increase from investment operations	0.70	1.06	0.54	1.62	1.17

Dividends to common shareholders from net
investment income	(0.81)	(0.80)	(0.75)	(0.73)	(0.73)

Net asset value, end of year	$14.79	$14.90	$14.64	$14.85	$13.96

Market price, end of year	$15.00	$14.80	$13.30	$13.75	$12.13

TOTAL INVESTMENT RETURN[1]	7.14%	17.59%	2.07%	19.63%	5.08%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.34%	1.39%	1.31%	1.54%	1.32%
Expenses after fees waived and before fees paid indirectly	1.37%	1.39%	1.31%	1.54%	1.32%
Expenses before fees waived and paid indirectly	1.37%	1.39%	1.31%	1.54%	1.32%
Net investment income after fees waived and paid
indirectly and before preferred share dividends	6.50%	6.72%	6.93%	6.64%	7.44%
Preferred share dividends	0.47%	0.41%	0.61%	1.47%	1.98%
Net investment income available to common shareholders	6.03%	6.31%	6.32%	5.17%	5.46%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,974	$14,975	$14,791	$14,570	$13,696
Portfolio turnover	12%	4%	14%	9%	23%
Net assets of common shareholders, end of year (000)	$14,900	$15,007	$14,747	$14,958	$14,059
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$74,670	$75,026	$74,159	$74,862	$71,879

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Municipal Income Trust (BNJ)

				For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.59	$14.29	$14.26	$14.33 [3]

Investment operations:
Net investment income	1.16	1.15	1.10	0.14
Net realized and unrealized gain (loss)	0.61	0.11	(0.07)	0.10
Dividends to preferred shareholders from
net investment income	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.69	1.18	0.91	0.23

Dividends and distributions to common shareholders:
Net investment income	(0.90)	(0.88)	(0.87)	(0.13)
In excess of net investment income	—	—	—	(0.03)

Total dividends and distributions	(0.90)	(0.88)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.11)

Total capital charges	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.38	$14.59	$14.29	$14.26

Market price, end of period	$14.45	$14.04	$13.64	$14.84

TOTAL INVESTMENT RETURN[4]	9.63%	9.59%	(2.25)%	(0.56)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.91%	0.93%	0.93%	0.83%[6]
Expenses after fees waived and before fees paid indirectly	0.91%	0.94%	0.97%	0.84%[6]
Expenses before fees waived and paid indirectly	1.30%	1.34%	1.37%	1.12%[6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.74%	7.85%	7.81%	3.67%[6]
Preferred share dividends	0.56%	0.57%	0.88%	0.37%[6]
Net investment income available to common shareholders	7.18%	7.28%	6.93%	3.30%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$111,263	$107,900	$104,241	$97,050
Portfolio turnover	16%	13%	50%	16%
Net assets of common shareholders, end of period (000)	$114,019	$108,172	$105,985	$105,089
Preferred shares value outstanding, end of period (000)	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$69,682	$67,387	$66,538	$66,187

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Calculated using the average shares outstanding method.

[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Investment Quality Municipal Trust (RNY)

	Year Ended October 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$15.34	$15.47	$15.28	$14.55	$14.11

Investment operations:
Net investment income	0.96	1.03	1.06	1.06	1.08
Net realized and unrealized gain (loss)	—	(0.21)	0.06	0.70	0.44
Dividends to preferred shareholders from net
investment income	(0.07)	(0.07)	(0.09)	(0.21)	(0.26)

Net increase (decrease) from investment operations	0.89	0.75	1.03	1.55	1.26

Dividends to common shareholders from net
investment income	(0.88)	(0.88)	(0.84)	(0.82)	(0.82)

Net asset value, end of year	$15.35	$15.34	$15.47	$15.28	$14.55

Market price, end of year	$14.50	$14.18	$14.40	$14.20	$12.63

TOTAL INVESTMENT RETURN[1]	8.81%	4.69%	7.42%	19.20%	(1.21)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.21%	1.24%	1.17%	1.31%	1.21%
Expenses after fees waived and before fees paid indirectly	1.24%	1.24%	1.17%	1.31%	1.21%
Expenses before fees paid indirectly	1.24%	1.24%	1.17%	1.31%	1.21%
Net investment income after fees waived and
paid indirectly and before preferred share dividends	6.29%	6.68%	6.97%	7.06%	7.63%
Preferred share dividends	0.46%	0.44%	0.60%	1.40%	1.83%
Net investment income available to common shareholders	5.83%	6.24%	6.37%	5.66%	5.81%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$20,019	$20,158	$19,915	$19,663	$18,523
Portfolio turnover	23%	36%	7%	—%	22%
Net assets of common shareholders, end of year (000)	$20,066	$20,053	$20,222	$19,973	$19,016
Preferred shares value outstanding, end of year (000)	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of year	$76,195	$76,159	$76,590	$75,955	$73,516

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust (BNY)

				For the period July 27, 2001[1] through October 31, 2001[2]

	Year Ended October 31,

	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.76	$14.47	$14.09	$14.33 [3]

Investment operations:
Net investment income	1.14	1.14	1.09	0.15
Net realized and unrealized gain (loss)	0.36	0.13	0.29	(0.08)
Dividends to preferred shareholders from
net investment income	(0.08)	(0.09)	(0.13)	(0.01)

Net increase from investment operations	1.42	1.18	1.25	0.06

Dividends and distributions to common shareholders:
Net investment income	(0.90)	(0.89)	(0.87)	(0.14)
In excess of net investment income	—	—	—	(0.02)

Total dividends and distributions	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$15.28	$14.76	$14.47	$14.09

Market price, end of period	$13.99	$13.45	$13.42	$14.62

TOTAL INVESTMENT RETURN[4]	10.99%	6.95%	(2.25)%	(5.58)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.87%	0.88%	0.90%	0.73%[6]
Expenses after fees waived and before fees paid indirectly	0.87%	0.89%	0.92%	0.74%[6]
Expenses before fees waived and paid indirectly	1.27%	1.29%	1.33%	1.03%[6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.62%	7.73%	7.87%	3.93%[6]
Preferred share dividends	0.56%	0.62%	0.93%	0.37%[6]
Net investment income available to common shareholders	7.06%	7.11%	6.94%	3.56%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$188,746	$183,648	$173,885	$163,077
Portfolio turnover	13%	14%	57%	2%
Net assets of common shareholders, end of period (000)	$191,274	$184,874	$181,200	$175,110
Preferred shares value outstanding, end of period (000)	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$68,575	$67,115	$66,279	$64,894

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Calculated using the average shares outstanding method.

[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies    BlackRock Investment Quality Municipal Trust Inc. (“Municipal Investment Quality”) was organized as a Maryland corporation on November 19, 1992. BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations on April 12, 1993. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust on April 15, 1993. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”) and BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) were organized as Delaware statuatory trusts on March 30, 2001. Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

		Accumulated			Accumulated
Trust	UNII	Gain	Trust	UNII	Gain

Municipal Investment Quality	$(78,418)	$78,418	Florida Income	$(7)	$7
Municipal Income	(23,208)	23,208	New Jersey Investment Quality	(40,058)	40,058
California Investment Quality	(32,978)	32,978	New Jersey Income	—	—
California Income	(44)	44	New York Investment Quality	(4,849)	4,849
Florida Investment Quality	(59)	59	New York Income	(564)	564

Note 2. Agreements Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Income Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement on the Income Trusts covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust.

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio	Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended October 31, 2004, were as follows:
Securities

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Investment Quality	$204,122,815	$203,045,345	Florida Income	$15,440,213	$15,066,330
Municipal Income	584,964,077	565,882,727	New Jersey Investment Quality	2,439,520	4,879,572
California Investment Quality	2,797,313	5,762,201	New Jersey Income	27,867,372	27,671,986
California Income	53,023,257	50,855,834	New York Investment Quality	6,279,587	9,451,616
Florida Investment Quality	2,958,675	6,560,790	New York Income	43,892,397	38,795,739

There were no purchases or sales of U.S. government securities.

Details of open financial futures contracts at October 31, 2004 were as follows:

	Number of		Expiration	Value at Trade	Value at	Unrealized
Trust	Contracts	Type	Date	Date	October 31, 2004	Depreciation

Short Positions:
Municipal Investment Quality	677	10 Yr. U.S. T-Note	Dec ’ 04	$75,507,162	$76,881,813	$(1,374,651)
Municipal Income	2,433	10 Yr. U.S. T-Note	Dec ’ 04	271,356,652	276,297,597	(4,940,945)
California Investment Quality	3	10 Yr. U.S. T-Note	Dec ’ 04	334,626	340,687	(6,061)
California Income	902	10 Yr. U.S. T-Note	Dec ’ 04	100,601,920	102,433,389	(1,831,469)
Florida Investment Quality	4	10 Yr. U.S. T-Note	Dec ’ 04	445,843	454,250	(8,407)
Florida Income	343	10 Yr. U.S. T-Note	Dec ’ 04	38,255,471	38,951,941	(696,470)
New Jersey Investment Quality	3	10 Yr. U.S. T-Note	Dec ’ 04	334,626	340,689	(6,063)
New Jersey Income	417	10 Yr. U.S. T-Note	Dec ’ 04	46,508,666	47,355,569	(846,903)
New York Investment Quality	5	10 Yr. U.S. T-Note	Dec ’ 04	557,380	567,815	(10,435)
New York Income	600	10 Yr. U.S. T-Note	Dec ’ 04	66,919,070	68,137,510	(1,218,440)

     At October 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Municipal Investment Quality	$378,741,116	$31,175,864	$183,015	$30,992,849
Municipal Income	954,641,669	43,824,869	7,765,246	36,059,623
California Investment Quality	17,820,477	1,007,063	138,875	868,188
California Income	338,861,389	14,370,379	4,348,970	10,021,409
Florida Investment Quality	19,871,513	1,336,914	38,459	1,298,455
Florida Income	151,328,439	7,281,166	1,014,345	6,266,821
New Jersey Investment Quality	19,451,761	1,444,327	254,589	1,189,738
New Jersey Income	166,941,850	9,285,156	1,276,907	8,008,249
New York Investment Quality	26,337,122	1,864,316	40,228	1,824,088
New York Income	287,882,906	15,577,975	1,685,786	13,892,189

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2004, the Trusts’ last tax year-end except for New York Income which had its last tax year-end at July 31, 2004. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
	Carryforward			Carryforward
Trust	Amounts	Expires	Trust	Amounts	Expires

Municipal Investment Quality	$4,081,536	2012	Florida Income	$1,204,636	2012
	2,870,542	2011		210,077	2010

	324,268	2010		$1,414,713

	133,706	2009
	5,068,444	2008	New Jersey Investment Quality	$57,410	2008

	312,281	2007	New Jersey Income	$1,662,124	2012

	$12,790,777			28,207	2011

Municipal Income	$15,767,389	2012		615,438	2010
	21,749,554	2011		49,975	2009

	15,055,804	2010		$2,355,744

	526,271	2009

	$53,099,018		New York Investment Quality	$3,511	2008

			New York Income	$485,438	2012
California Investment Quality	$129,669	2012		2,021,656	2011

California Income	$4,943,577	2012		68,166	2010

	124,338	2011		$2,575,260

	2,398,646	2010

	$7,466,561

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders	The tax character of distributions paid during the year ended October 31, 2004, and the year ended October 31, 2003, were as follows:

	Year ended October 31, 2004

			Long-term
Distributions Paid From:	Tax-exempt Income	Ordinary Income	Capital Gains	Total Distributions

Municipal Investment Quality	$16,835,037	$—	$—	$16,835,037
Municipal Income	46,292,037	—	—	46,292,037
California Investment Quality	914,331	—	52,167	966,498
California Income	14,956,172	—	—	14,956,172
Florida Investment Quality	1,035,510	—	280,521	1,316,031
Florida Income	6,560,247	—	—	6,560,247
New Jersey Investment Quality	882,402	—	—	882,402
New Jersey Income	7,306,552	—	—	7,306,552
New York Investment Quality	1,239,550	—	—	1,239,550
New York Income	12,378,534	—	—	12,378,534

		Year ended October 31, 2003

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Investment Quality	$16,282,840	$—	$—	$16,282,840
Municipal Income	45,162,896	—	—	45,162,896
California Investment Quality	899,044	—	—	899,044
California Income	14,616,191	—	—	14,616,191
Florida Investment Quality	1,028,098	—	—	1,028,098
Florida Income	6,435,446	—	—	6,435,446
New Jersey Investment Quality	862,609	—	—	862,609
New Jersey Income	7,144,591	—	—	7,144,591
New York Investment Quality	1,235,682	—	—	1,235,682
New York Income	12,228,638	—	—	12,228,638

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

			Undistributed
	Undistributed	Undistributed	Long-term	Unrealized
	Tax-exempt Income	Ordinary Income	Gains	Net Appreciation

Municipal Investment Quality	$13,762,306	$—	$—	$30,926,134
Municipal Income	23,766,268	—	—	35,977,114
California Investment Quality	453,879	—	—	855,528
California Income	7,358,695	—	—	9,992,708
Florida Investment Quality	574,006	—	138,016	1,285,788
Florida Income	2,913,867	—	—	6,256,736
New Jersey Investment Quality	673,653	—	—	1,176,506
New Jersey Income	3,769,933	—	—	7,995,908
New York Investment Quality	687,438	—	—	1,811,502

Note 5. Capital	There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At October 31, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common	Common		Common	Common
	Shares	Shares		Shares	Shares
Trust	Outstanding	Owned	Trust	Outstanding	Owned

Municipal Investment Quality	16,707,093	—	Florida Income	6,646,343	—
Municipal Income	43,588,385	—	New Jersey Investment Quality	1,007,093	—
California Investment Quality	1,007,093	—	New Jersey Income	7,414,793	—
California Income	14,985,501	—	New York Investment Quality	1,307,093	—
Florida Investment Quality	1,127,093	—	New York Income	12,521,494	—

     During the year ended October 31, 2004, Municipal Income issued 35,706 additional shares under its dividend reinvestment plan. During the year ended October 31, 2003, Municipal Income issued 69,968 additional shares under its dividend reinvestment plan.

     As of October 31, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Investment Quality	T7	3,262	Florida Investment Quality	R7	340
	T28	2,600	Florida Income	T7	2,302
Municipal Income	M7	3,001	New Jersey Investment Quality	T7	300
	T7	3,001	New Jersey Income	R7	2,552
	W7	3,001	New York Investment Quality	F7	392
	R7	3,001	New York Income	W7	2,195
	F7	3,001		F7	2,195
California Investment Quality	W7	300
California Income	T7	2,639
	R7	2,639

     Dividends on seven-day preferred shares are cumulative at a rate which resets every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended October 31, 2004, were as follows:

Trust	Low	High	Trust	Low	High

Municipal Investment Quality	0.80%	1.60%	Florida Income	0.19%	1.35%
Municipal Income	0.45	1.69	New Jersey Investment Quality	0.40	1.58
California Investment Quality	0.45	1.55	New Jersey Income	0.40	2.10
California Income	0.60	1.50	New York Investment Quality	0.45	1.55
Florida Investment Quality	0.80	2.20	New York Income	0.40	1.50

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends	Subsequent to October 31, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable December 1, 2004, to shareholders of record on November 15, 2004. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Municipal Investment Quality	$0.076189	Florida Income	$0.075375
Municipal Income	0.081125	New Jersey Investment Quality	0.067148
California Investment Quality	0.070600	New Jersey Income	0.075108
California Income	0.076074	New York Investment Quality	0.073125
Florida Investment Quality	0.070781	New York Income	0.075339

The dividends declared on preferred shares for the period November 1, 2004 to November 30, 2004, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Municipal Investment Quality	T7	$93,652	Florida Investment Quality	R7	$13,345
	T28	79,768	Florida Income	T7	53,522
Municipal Income	M7	108,786	New Jersey Investment Quality	T7	8,388
	T7	87,959	New Jersey Income	R7	78,193
	W7	90,840	New York Investment Quality	F7	14,022
	R7	90,930	New York Income	W7	62,119
	F7	111,037		F7	83,761
California Investment Quality	W7	5,937
California Income	T7	53,888
	R7	67,928

Note 7. Reimbursements	In December of 2003, the Advisor determined that each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had purchased high yield bonds in violation of a non-fundamental investment policy requiring their investments to be of investment grade quality at the time of purchase. The Advisor has reimbursed each of the Trusts for the realized and unrealized losses incurred from the date of purchase through December 18, 2003, as a result of these unauthorized purchases. The net realized and unrealized gains on these securities as of December 18, 2003, was $167,280.00 for Municipal Investment Quality, $10,779.26 for California Investment Quality, $46,655.67 for Florida Investment Quality and $4,284.00 for New York Investment Quality. The amount of the reimbursement for the unrealized losses was $18,420.76 for California Investment Quality, $86,481.10 for New Jersey I nvestment Quality and $3,690.00 for New York Investment Quality. Such amounts have been reflected in the accompanying financial statements for the year ended October 31, 2004.

Note 8. Investment Policy	On December 18, 2003, the Board approved a resolution for each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality whereby each such Trust adopted a non-fundamental investment policy permitting each Trust to invest up to 20% of its managed assets, measured at the time of purchase, in securities rated BB/Ba or B by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. or its affiliates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
  BlackRock Investment Quality Municipal Trust, Inc.
  BlackRock Municipal Income Trust
  BlackRock California Investment Quality Municipal Trust, Inc.
  BlackRock California Municipal Income Trust
  BlackRock Florida Investment Quality Municipal Trust, Inc.
  BlackRock Florida Municipal Income Trust
  BlackRock New Jersey Investment Quality Municipal Trust, Inc.
  BlackRock New Jersey Municipal Income Trust
  BlackRock New York Investment Quality Municipal Trust, Inc.
  BlackRock New York Municipal Income Trust
  (collectively the “Trusts”)

     We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 23, 2004

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Independent Trustees

Name, address, age	Andrew F. Brimmer	Richard E. Cavanagh	Kent Dixon	Frank J. Fabozzi
	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546
	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546
	Age 77	Age 58	Age 67	Age 56

Current positions held with	Lead Trustee	Trustee	Trustee	Trustee
the Trusts	Audit Committee Chairman[2]	Audit Committee Member	Audit Committee Member[2]	Audit Committee Member[3]

Term of office and length	3 years5 / since inception	3 years5 / since inception[6]	3 years5 / since inception	3 years5 / since inception
of time served

Principal occupations	President of Brimmer &	President and Chief Executive	Consultant/Investor. Former	Consultant. Editor of THE
during the past five years	Company, Inc., a Washington,	Officer of The Conference	President and Chief Executive	JOURNAL OF PORTFOLIO
	D.C.-based economic and	Board, Inc., a leading global	Officer of Empire Federal	MANAGEMENT and
	financial consulting firm, also	business research organization,	Savings Bank of America and	Frederick Frank Adjunct
	Wilmer D. Barrett Professor of	from 1995-present. Former	Banc PLUS Savings	Professor of Finance at the
	Economics, University of	Executive Dean of the John F.	Association, former Chairman	School of Management at Yale
	Massachusetts – Amherst.	Kennedy School of Government	of the Board, President and	University. Author and editor of
	Formerly member of the Board	at Harvard University from	Chief Executive Officer of	several books on fixed income
	of Governors of the Federal	1988-1995. Acting Director,	Northeast Savings.	portfolio management. Visiting
	Reserve System. Former	Harvard Center for Business		Professor of Finance and
	Chairman, District of Columbia	and Government (1991-1993).		Accounting at the Sloan School
	Financial Control Board.	Formerly Partner (principal) of		of Management, Massachusetts
		McKinsey & Company, Inc.		Institute of Technology from
		(1980- 1988). Former Executive		1986 to August 1992.
Director of Federal Cash
Management, White House
Office of Management and
Budget (1977-1979). Co-author,
THE WINNING
PERFORMANCE (best selling
management book published in
13 national editions).

Number of portfolios	52	52	52	52
overseen within the fund
complex

Other Directorships held	Director of CarrAmerica Realty	Trustee: Aircraft Finance Trust	Former Director of ISFA (the	Director, Guardian Mutual
outside of the fund	Corporation and Borg-Warner	(AFT) and Educational Testing	owner of INVEST, a national	Funds Group (18 portfolios).
complex	Automotive. Formerly Director	Service (ETS). Director, Arch	securities brokerage service
	of Airborne Express,	Chemicals, Fremont Group and	designed for banks and thrift
	BankAmerica Corporation	The Guardian Life Insurance	institutions).
	(Bank of America), BellSouth	Company of America.
Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut Mutual
Life Insurance Company, E.I.
du Pont de Nemours &
Company, Equitable Life
Assurance Society of the
United States, Gannett
Company, Mercedes-Benz of
North America, MNC Financial
Corporation (American
Security Bank), NCM Capital
Management, Navistar
International Corporation, PHH
Corp. and UAL Corporation
(United Airlines).

For “Interested Director/
Trustee” relationships,
events or transactions by
reason of which the Trustee
is an interested person as
defined in Section
2(a)(19)(1940 Act)

1 Interested Trustee/Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2 The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

3 Appointed Audit Committee Member on May 25, 2004.

4 Trustee/Director since inception; appointed Chairman of the Board on August 22, 2002.

Independent Trustees (continued)			Interested Trustees[1]

R. Glenn Hubbard	James Clayburn La Force, Jr.	Walter F. Mondale	Ralph L. Schlosstein	Robert S. Kapito
P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	BlackRock, Inc.	BlackRock, Inc.
New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	40 East 52nd Street	40 East 52nd Street
Age: 46	Age: 75	Age: 76	New York, NY 10022	New York, NY 10022
			Age: 53	Age:47

Trustee	Trustee	Trustee	Chairman of the Board[4]	President and Trustee

3 years5 / since November 16,	3 years5 / since inception	3 years5 / since inception[7]	3 years5 / since inception	3 years5 / since August 22,
2004				2002

Dean of Columbia Business	Dean Emeritus of the John E.	Senior Counsel, Dorsey &	Director since 1999 and	Vice Chairman of BlackRock,
School since July 1, 2004.	Anderson Graduate School of	Whitney, LLP, a law firm	President of BlackRock, Inc.	Inc. Head of the Portfolio
Columbia faculty member since	Management, University of	(January 2004-present);	since its formation in 1998 and	Management Group. Also a
1988. Co-director of Columbia	California since July 1, 1993.	Partner, Dorsey & Whitney,	of BlackRock, Inc.’s	member of the Management
Business School’s Entrepreneur-	Acting Dean of the School of	LLP, (December 1996-	predecessor entities since 1988.	Committee, the Investment
ship Program 1994-1997.	Business, Hong Kong	December 2003, September	Member of the Management	Strategy Group, the Fixed
Visiting professor at Harvard’s	University of Science and	1987-August 1993). Formerly	Committee and Investment	Income and Global Operating
Kennedy School of Government	Technology 1990-1993. From	U.S. Ambassador to Japan	Strategy Group of BlackRock,	Committees and the Equity
and Harvard Business School,	1978 to September 1993,	(1993-1996). Formerly Vice	Inc. Formerly, Managing	Investment Strategy Group.
as well as the University of	Dean of the John E. Anderson	President of the United States,	Director of Lehman Brothers,	Responsible for the portfolio
Chicago. Visiting scholar at the	Graduate School of	U.S. Senator and Attorney	Inc. and Co-head of its	management of the Fixed
American Enterprise Institute in	Management, University of	General of the State of	Mortgage and Savings	Income, Domestic Equity and
Washington and member of	California.	Minnesota. 1984 Democratic	Institutions Group. Chairman	International Equity, Liquidity,
International Advisory Board of		Nominee for President of the	and President of the BlackRock	and Alternative Investment
the MBA Program of Ben-		United States.	Liquidity Funds and Director of	Groups of BlackRock.
Gurion University. Deputy			several of BlackRock’s
assistant secretary of the U.S.			alternative investment vehicles.
Treasury Department for Tax
Policy 1991-1993. Chairman of
the U.S. Council of Economic
Advisers under the President of
the United States 2001 – 2003.

52	52	52	62	52

Director of ADP, Dex Media,	Payden & Rygel Investment	Director of United Health	Member of the Visiting Board	Chairman of the Hope and
KKR Financial Corporation,	Trust, Metzler-Payden	Foundation and the Japan	of Overseers of the John F.	Heroes Children’s Cancer
and Ripplewood Holdings.	Investment Trust, Advisors	Society. Member of the	Kennedy School of Government	Fund. President of the Board
Formerly on the advisory	Series Trust, Arena	Hubert H. Humphrey Institute	at Harvard University, a	of Directors of the Periwinkle
boards of the Congressional	Pharmaceuticals, Inc. and	of Public Affairs Advisory	member of the board of the	National Theatre for Young
Budget Office, the Council on	CancerVax Corporation.	Board, The Mike and Maureen	Financial Institutions Center of	Audiences. Director of
Competitiveness, the		Mansfield Foundation, Dean’s	The Wharton School of the	icruise.com, Corp.
American Council on Capital		Board of Visitors of the	University of Pennsylvania, a
Formation, the Tax Foundation		Medical School at the	trustee of the American
and the Center for Addiction		University of Minnesota, and	Museum of Natural History, a
and Substance Abuse. Trustee		the Mayo Foundation	trustee of Trinity School in New
of Fifth Avenue Presbyterian		Advisory Council to the	York City, a member of the
Church of New York.		President.	Board of Advisors of Marujupu
LLC, and a trustee of New
Visions for Public Education
and of The Public Theater in
New York City. Formerly, a
director of Pulte Corporation,
the nation’s largest homebuilder,
a Trustee of Denison University
and a member of Fannie Mae’s
Advisory Council.

			Director and President of the	Director and Vice Chairman
			Advisor	of the Advisor.

5 The Board is classified into three classes of which one class is elected annually. Each Trustee/Director serves a three-year term concurrent with the class from which he is elected.

6 For the Investment Quality Trusts appointed Director/Trustee on 08/11/94.

7 Except during the periods 08/12/93 through 04/15/97 and 10/31/02 through 11/11/02 for all of the Trusts.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts will not issue any new shares under the Plan.

     After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

ADDITIONAL INFORMATION

 On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trusts’ investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. Management believes there will be no impact to the Trusts as a result of this transaction.

     We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends and distributions paid by the Trusts during such tax year. Accordingly, during the tax year-ended October 31, 2004, all dividends paid by all of the Trusts (excluding New York Income, which has a July 31st, tax year end) were federally tax-exempt interest dividends with the exception of California Investment Quality and Florida Investment Quality which had Long Term Capital Gain distributions of $52,167 and $280,521, respectively.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi	Auction Agent[2]
R. Glenn Hubbard[1]	Bank of New York
Robert S. Kapito	100 Church Street, 8th Floor
James Clayburn La Force, Jr.	New York, NY 10286
Walter F. Mondale	Auction Agent[3]
Officers	Deutsche Bank Trust Company Americas
Robert S. Kapito, President	60 Wall Street, 27th Floor
Henry Gabbay, Treasurer	New York, NY 10005
Bartholomew Battista, Chief Compliance Officer	Independent Registered Public Accounting Firm
Anne Ackerley, Vice President	Deloitte & Touche LLP
Kevin M. Klingert, Vice President	200 Berkeley Street
Richard M. Shea, Vice President/Tax	Boston, MA 02116
James Kong, Assistant Treasurer	Legal Counsel
Vincent B. Tritto, Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Brian P. Kindelan, Assistant Secretary	Four Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.	Legal Counsel – Independent Trustees
100 Bellevue Parkway	Debevoise & Plimpton LLP
Wilmington, DE 19809	919 Third Avenue
(800) 227-7BFM	New York, NY 10022
Sub-Advisor[2]
BlackRock Financial Management, Inc.	This report is for shareholder information. This is not a prospec-
40 East 52nd Street	tus intended for use in the purchase or sale of Trust shares.
New York, NY 10022	Statements and other information contained in this report are as
Accounting Agent and Custodian	dated and are subject to change.
State Street Bank and Trust Company
225 Franklin Street	BlackRock Closed-End Funds
Boston, MA 02110	c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
[1] Appointed November 16, 2004.	Wilmington, DE 19809
[2] For the Income Trusts.	227-7BFM
[3] For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-1

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $29,100 for the fiscal year ended October 31, 2004 and $34,000 for the fiscal year ended October 31, 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $7,300 for the fiscal year ended October 31, 2004 and $8,000 for the fiscal year ended October 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $11,800 for the fiscal year ended October 31, 2004 and $1,400 for the fiscal year ended October 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) Audit Committee Pre-Approval Policies and Procedures

      (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

      For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

      In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

     (2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $19,100 for the fiscal year ended October 31, 2004 and $9,400 for the fiscal year ended October 31, 2003.

     (h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: January 4, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_______________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: January 4, 2005

By: /s/ Henry Gabbay
_______________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: January 4, 2005